UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5030
                                                     ---------------------

                             Columbia Funds Trust V
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                            Vincent Pietropaolo, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-772-3698
                                                           -------------------

                  Date of fiscal year end:  03/31/2005
                                           ------------------

                  Date of reporting period: 09/30/2004
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                    COLUMBIA
                                   INDEX FUNDS

                                SEMIANNUAL REPORT
                               SEPTEMBER 30, 2004


[photo of man smiling]



[LOGO]:
COLUMBIA FUNDS
A MEMBER OF COLUMBIA MANAGEMENT GROUP

[Sidebar]

Table of Contents

Economic Update ................................1

Columbia Large Company Index Fund ..............2

Columbia Small Company Index Fund ..............6

Columbia U.S. Treasury Index Fund .............10

Financial Statements ..........................14

   Investment Portfolio .......................15

   Statements of Assets and Liabilities .......31

   Statements of Operations ...................33

   Statements of Changes in Net Assets ........34

   Notes to Financial Statements ..............36

   Financial Highlights .......................41

Important Information
About This Report .............................47

Columbia Funds ................................48




Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------
                                                            Columbia Index Funds

DEAR SHAREHOLDER:

Your fund's legal and management team here at Columbia Funds have been working hard to strengthen our mutual fund services operation and to ensure that all operations and processes comply with legal and regulatory standards. In the coming months, we will continue to monitor the oversight enhancements recently put in place by your fund's Board of Trustees and make every effort to protect the interests of all our shareholders in everything we do.

In our last report, we announced that your fund's advisor, Columbia Management Advisors, Inc., and your fund's distributor, Columbia Funds Distributor, Inc., had reached an agreement with the Securities and Exchange Commission and the New York Attorney General to settle charges involving market timing in some of our mutual funds. We want to reassure you that the settlement and all associated legal fees will be paid by Columbia Management, not by the affected funds or their shareholders.

Recently the Securities and Exchange Commission has adopted new rules regarding mutual fund governance. We think it is important for you to know that Columbia Management complied with the majority of these rules well before they were adopted. Your fund's Board of Trustees has taken the following important steps to strengthen its capacity to oversee your fund and to comply with SEC rules.

o THE BOARD OF TRUSTEES APPOINTED MARY JOAN HOENE AS CHIEF COMPLIANCE OFFICER OF COLUMBIA FUNDS. IN THIS ROLE, MS. HOENE WILL REPORT DIRECTLY TO THE BOARD OF TRUSTEES AND WILL WORK WITH THE BOARD OF TRUSTEES AS WELL AS THE SENIOR LEADERSHIP OF COLUMBIA MANAGEMENT, THE INVESTMENT MANAGEMENT ARM OF BANK OF AMERICA, AND WITH BANK OF AMERICA'S PRINCIPAL COMPLIANCE EXECUTIVES. SHE WILL FOCUS ON THE OVERALL COMPLIANCE PROGRAM OF THE FUNDS AND THE RESPONSIBILITY AND PERFORMANCE OF THE FUND'S SERVICE PROVIDERS.

   PRIOR TO HER APPOINTMENT, MS. HOENE WAS A PARTNER IN THE LAW FIRM OF CARTER, LEDYARD & MILBURN, LLP. PREVIOUSLY SHE ALSO SERVED AS ASSOCIATE DIRECTOR AND DEPUTY DIRECTOR FOR THE SECURITIES AND EXCHANGE COMMISSION DIVISION OF INVESTMENT MANAGEMENT. AS AN ACTIVE ADVISOR, MS. HOENE HAS HELPED SEVERAL FUND BOARDS DEVELOP INDEPENDENT BOARD PRACTICES. THE BOARD IS PLEASED TO HAVE MS. HOENE, WITH HER BROAD AND EXTENSIVE EXPERIENCE, IN THIS IMPORTANT NEW POSITION.

o THE BOARD OF TRUSTEES HAS ESTABLISHED OPERATIONAL GUIDELINES THAT RESULT IN STRONGER, MORE VIGILANT TRUSTEESHIP ACROSS THE ENTIRE COLUMBIA MANAGEMENT ORGANIZATION. BOARD COMMITTEES HAVE BEEN ESTABLISHED TO OVERSEE PRODUCTS BY FUND CATEGORY, ALLOWING FOR GREATER SPECIALIZATION AMONG BOARD TRUSTEES. SHAREHOLDERS WILL ELECT BOARD MEMBERS EVERY FIVE YEARS, BEGINNING IN 2005.

o IN ADDITION TO ENHANCEMENTS TO OVERSIGHT WITHIN COLUMBIA MANAGEMENT, OUR PARENT COMPANY--BANK OF AMERICA--HAS ALSO INCREASED THE ROLE THAT SUCH PROFESSIONALS PLAY WITHIN THE BROADER ORGANIZATION. A CHIEF COMPLIANCE OFFICER HAS BEEN NAMED TO REPORT DIRECTLY TO KEN LEWIS, BANK OF AMERICA'S CHIEF EXECUTIVE OFFICER. BANK OF AMERICA HAS ALSO ADOPTED A CORPORATE CODE OF ETHICS COMMITTEE, AN INTERNAL COMPLIANCE CONTROLS COMMITTEE AND A REGULATORY IMPLEMENTATION GROUP TO ENSURE FULL ALIGNMENT AND EXECUTION OF REMEDIAL actions and best practices across the company.

In the pages that follow, you'll find a discussion of the economic environment during the period, followed by a detailed report from the fund's manager on key factors that influenced performance. This report is rich in information, and you should discuss it with your financial advisor if you have questions.

We are committed to providing quality products and services to our shareholders, strengthening your confidence in us, and working hard to help you achieve financial success. It is a privilege to play a role in your financial future, and we value your business. Thank you for choosing Columbia Management. Sincerely,

/s/ Christopher Wilson

Christopher Wilson
Head of Mutual Funds, Columbia Management

Christopher Wilson is Head of Mutual Funds for Columbia Management, responsible for the day-to-day delivery of mutual fund services to the firm's investors. With the exception of distribution, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. Chris serves as Columbia Management's chief liaison to the mutual fund boards of trustees.

Chris joined Bank of America in August 2004.

ECONOMIC UPDATE
--------------------------------------------------------------------------------
                                                            Columbia Index Funds

During the six-month period that began April 1, 2004, and ended September 30, 2004, the US economy continued to grow at a healthy pace, despite uncertainty about job growth, rising energy prices and a slowdown in consumer spending. The economy encountered a soft patch in the spring, as the rate of growth slowed from 4.5% to 3.3%, but data for the summer months suggested that it picked up again in the third quarter.

Job growth dominated the economic news. More than one million jobs were created between March and June, and consumer confidence soared to its highest level in two years. However, job growth fell below expectations in July and August and consumer confidence fell. According to the Labor Department's payroll survey, the job market has not fully recovered from the losses incurred during the economic downturn of 2000-2001, and that has left consumers cautious about the months ahead.

Consumer spending held up in the first half of the period, as last year's tax rebates and tax cuts continued to work their way into household budgets. Even when spending declined during the summer, housing activity remained strong. Also, the business sector stepped into the gap created by sagging consumer spending. Industrial production rose; factories utilized more of their capacity; and spending on technology, capital equipment and construction picked up.

STOCK MARKET PLAGUED BY EXTERNAL FACTORS

Concerns about new terror threats and higher interest rates and energy prices helped keep stock market investors on the sidelines. Uncertainty about the presidential election and frustration with the extended conflict in Iraq added to the market's woes. In this environment, the S&P 500 Index returned negative 0.18%. Leadership passed from small-cap stocks to mid- and large-cap stocks, and value stocks continued to lead growth stocks. However, in the final month of the period small- and mid-cap growth stocks bested their value counterparts. Energy and real estate investment trusts were the best-performing sectors.

BONDS EKE OUT A POSITIVE RETURN

Early in the period, the US bond market was beset with volatility. Bond prices fell and yields rose when job growth picked up in the spring and investors began to anticipate higher short term interest rates. However, a shaky stock market, higher energy prices and some mixed economic data gave the bond market a boost in the last three months of the period. The 10-year Treasury yield ended the period at 4.1%, very close to where it started. In this environment, the Lehman Brothers Aggregate Bond Index returned 0.68%.

High-yield bonds, which can be less sensitive to changing interest rates, gained 3.72%, as measured by the Merrill Lynch US High Yield, Cash Pay Index. A relatively strong economy improved credit quality and the sector's high yields attracted investors seeking income. Municipal and mortgage bonds rose more than 1.40% for the period, outperforming Treasury bonds.1

SHORT TERM INTEREST RATES MOVE HIGHER

After a year of the lowest short-term interest rates in recent history, The Federal Reserve Board (the Fed) raised the federal funds rate, a key short-term rate, from 1.00% to 1.75% in three equal steps during the period. The Fed indicated that it would continue to raise short-term interest rates at a "measured pace," in an attempt to balance economic growth against inflationary pressures. Because the Fed's moves were widely anticipated, these rate increases have had little if any impact on the financial markets since they commenced.


1 Lehman Brothers Municipal Bond Index; Merrill Lynch Mortgage Master Index.


[Sidebar]

Summary
For the six-month period
ended September 30, 2004

o Stock prices were down, as measured by the S&P 500 Index and the broader Russell 3000 Index. The market retreated as a host of uncertainties unsettled investors.

[Illustration of two arrows pointing down]

S&P 500 Index             Russell 3000 Index
 -0.18%                         -0.60%




o Investment grade bonds eked out modest gains. The Lehman Brothers Aggregate Bond Index returned 0.68%. High-yield bonds, which can be less sensitive to changing interest rates, led the fixed income markets. The Merrill Lynch US High Yield, Cash Pay Index returned 3.72%.

[Illustration of two arrows pointing up]

Merrill Lynch Index         Lehman Index
    3.72%                       0.68%




The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held, large capitalization US stocks.

The Russell 3000 Index is an unmanaged index that tracks the performance of the 3,000 largest US companies based on total market capitalization.

The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues.

The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment-grade corporate bonds.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
                                               Columbia Large Company Index Fund

[mountain chart data]:

Value of a $10,000 investment 10/01/94 - 09/30/04


                            Class A shares     Class A shares
                      without sales charge  with sales charge    S&P 500 Index

10/1994                      $10,000          $ 9,425                 $10,000
                              10,228            9,640                  10,225
                               9,839            9,274                   9,853
                               9,988            9,414                   9,999
                              10,237            9,648                  10,258
                              10,631           10,019                  10,658
                              10,940           10,311                  10,972
                              11,260           10,612                  11,295
                              11,704           11,031                  11,746
                              11,972           11,284                  12,019
                              12,370           11,659                  12,418
                              12,398           11,685                  12,449
                              12,915           12,173                  12,974
                              12,873           12,132                  12,928
                              13,440           12,667                  13,495
                              13,693           12,906                  13,756
                              14,153           13,339                  14,223
                              14,282           13,461                  14,356
                              14,419           13,590                  14,493
                              14,621           13,780                  14,706
                              14,988           14,126                  15,086
                              15,052           14,187                  15,143
                              14,391           13,564                  14,474
                              14,679           13,835                  14,779
                              15,498           14,607                  15,611
                              15,937           15,021                  16,042
                              17,123           16,138                  17,255
                              16,780           15,815                  16,913
                              17,824           16,799                  17,970
                              17,965           16,932                  18,111
                              17,205           16,216                  17,366
                              18,234           17,185                  18,403
                              19,330           18,218                  19,524
                              20,194           19,032                  20,398
                              21,781           20,528                  22,022
                              20,565           19,383                  20,789
                              21,676           20,430                  21,928
                              20,954           19,749                  21,196
                              21,916           20,656                  22,177
                              22,286           21,005                  22,559
                              22,525           21,230                  22,809
                              24,138           22,750                  24,453
                              25,344           23,887                  25,706
                              25,606           24,133                  25,965
                              25,160           23,713                  25,519
                              26,161           24,657                  26,555
                              25,868           24,381                  26,273
                              22,136           20,863                  22,474
                              23,541           22,188                  23,915
                              25,455           23,991                  25,859
                              26,987           25,436                  27,426
                              28,542           26,901                  29,006
                              29,735           28,025                  30,218
                              28,810           27,154                  29,278
                              29,945           28,224                  30,449
                              31,089           29,302                  31,628
                              30,343           28,598                  30,881
                              32,015           30,174                  32,595
                              31,010           29,227                  31,578
                              30,839           29,066                  31,424
                              29,979           28,255                  30,563
                              31,861           30,029                  32,497
                              32,486           30,618                  33,157
                              34,390           32,412                  35,110
                              32,643           30,766                  33,347
                              32,003           30,163                  32,717
                              35,098           33,079                  35,917
                              34,090           32,130                  34,836
                              33,381           31,462                  34,122
                              34,206           32,239                  34,964
                              33,713           31,775                  34,419
                              35,803           33,745                  36,556
                              33,913           31,963                  34,626
                              33,770           31,829                  34,481
                              31,082           29,295                  31,764
                              31,263           29,465                  31,919
                              32,341           30,482                  33,052
                              29,401           27,711                  30,038
                              27,531           25,948                  28,134
                              29,643           27,939                  30,320
                              29,830           28,115                  30,523
                              29,096           27,423                  29,781
                              28,796           27,141                  29,489
                              26,985           25,433                  27,643
                              24,815           23,389                  25,410
                              25,284           23,831                  25,895
                              27,209           25,644                  27,881
                              27,434           25,857                  28,126
                              27,034           25,479                  27,716
                              26,515           24,990                  27,181
                              27,504           25,922                  28,203
                              25,826           24,341                  26,494
                              25,627           24,154                  26,298
                              23,800           22,432                  24,425
                              22,013           20,747                  22,523
                              22,151           20,878                  22,669
                              19,746           18,610                  20,205
                              21,473           20,239                  21,983
                              22,721           21,415                  23,278
                              21,383           20,153                  21,911
                              20,827           19,629                  21,337
                              20,512           19,333                  21,017
                              20,695           19,505                  21,221
                              22,375           21,089                  22,970
                              23,519           22,166                  24,180
                              23,803           22,435                  24,490
                              24,217           22,825                  24,921
                              24,673           23,254                  25,407
                              24,399           22,996                  25,137
                              25,755           24,275                  26,560
                              25,959           24,466                  26,794
                              27,298           25,729                  28,198
                              27,782           26,184                  28,717
                              28,151           26,532                  29,116
                              27,709           26,116                  28,676
                              27,269           25,701                  28,226
                              27,628           26,040                  28,613
                              28,153           26,535                  29,168
                              27,207           25,643                  28,202
                              27,300           25,730                  28,315
09/2004                       27,586           26,001                  28,612


The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Standard & Poor's (S&P) 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. Unlike mutual funds, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

[Sidebar]

Performance of a $10,000 investment
10/01/94 -- 09/30/04 ($)
--------------------------------------------------------------------------------
   sales charge  without       with
================================================================================
   Class A       27,586       26,001
================================================================================
   Class B       27,175       27,175
================================================================================
   Class C       27,236       27,236
================================================================================
   Class Z       27,685         n/a
================================================================================



Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.






Average annual total return as of 09/30/04 (%)
------------------------------------------------------------------------------------------
   Share class                A                   B                  C              Z
==========================================================================================
   Inception              12/09/02            12/09/02           12/09/02       10/01/90
==========================================================================================
   Sales charge       without     with    without    with    without    with     without
==========================================================================================
   6-month
   (cumulative)        -0.48      -6.22     -0.89     -5.85    -0.89     -1.88    -0.41
==========================================================================================
   1-year              13.02       6.52     12.18      7.18    12.20     11.20    13.23
==========================================================================================
   5-year              -1.65      -2.80     -1.94     -2.26    -1.90     -1.90    -1.58
==========================================================================================
   10-year             10.68      10.03     10.51     10.51    10.54     10.54    10.72
------------------------------------------------------------------------------------------

THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 5.75% FOR CLASS A SHARES, MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES FOR THE FIRST YEAR ONLY. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD BE LOWER. ALL RESULTS SHOWN ASSUME REINVESTMENT OF DISTRIBUTIONS. CLASS Z SHARES ARE SOLD AT NET ASSET VALUE WITH NO RULE 12B-1 FEES. PERFORMANCE FOR DIFFERENT SHARE CLASSES WILL VARY BASED ON DIFFERENCES IN SALES CHARGES AND FEES ASSOCIATED WITH EACH CLASS.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A, B, and C share (newer class shares) performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of class A, B and C shares would have been lower.

UNDERSTANDING YOUR EXPENSES
----------------------------------------------------------------------------
                                           Columbia Large Company Index Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, and/or Rule 12b-1 fees, and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES BY SHARE CLASS

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.


[Sidebar]

ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

o For shareholders who receive their account statements from Columbia Funds Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611

o For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period




April 1, 2004 - September 30, 2004
-------------------------------------------------------------------------------------------------------------------------
               Account value at the         Account value at the            Expenses paid              Fund's annualized
           beginning of the period ($)     end of the period ($)        during the period ($)          expense ratio (%)
=========================================================================================================================
              Actual    Hypothetical       Actual    Hypothetical        Actual    Hypothetical
=========================================================================================================================
 Class A     1,000.00        1,000.00       994.99       1,021.76         3.30         3.35                   0.66
=========================================================================================================================
 Class B     1,000.00        1,000.00       990.88       1,018.00         7.04         7.13                   1.41
=========================================================================================================================
 Class C     1,000.00        1,000.00       990.88       1,018.00         7.04         7.13                   1.41
=========================================================================================================================
 Class Z     1,000.00        1,000.00       995.84       1,022.71         2.35         2.38                   0.47
=========================================================================================================================

Expenses paid during the period are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Investment Advisor/Administrator not waived a portion of class Z expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

COMPARE WITH OTHER FUNDS

Since all mutual fund companies are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------
                                               Columbia Large Company Index Fund

For the six-month period ended September 30, 2004, Columbia Large Company Index Fund Class A shares returned negative 0.48% without sales charge. The S&P 500 returned negative 0.18%. The rally that large-cap stocks experienced in 2003 came to an abrupt halt this year. Gains that had been fueled by a combination of low interest rates and tax cuts ended as interest rates began to rise and the tax cuts lost much of their impact. Also, sharply higher oil prices and uncertainty about a host of external issues contributed to a relatively flat market for the large-cap stocks that make up the index.

WEAK EARNINGS, HIGHER OIL PRICES HIT STOCKS

While some companies reported solid profits during the fund's reporting period, earnings for many others were not strong enough to justify higher stock prices. At the same time, investors remained concerned about fighting in Iraq, the direction of interest rates and weakening consumer confidence. On top of this, oil prices increased sharply. The price of crude oil has risen more than 50% in 2004, climbing above $50/barrel for the first time ever. Meanwhile, job growth continued to fall short of expectations, while the growing federal deficit put added strains on the economy. As a result of these trends, US equity markets were nearly unchanged during the period.

Top-performing sectors for the reporting period included energy, followed by industrials, telecommunication services, materials and utilities. Information technology was the weakest sector, followed by consumer staples and health care stocks. As was the case for much of 2003, large-cap stocks have not been able to keep pace with small-cap stocks so far this year. Historically, small-caps have been market leaders in early stages of economic recoveries.

RISING PRICES HELP ENERGY STOCKS

While economists expressed concerns about the impact of rising oil prices on consumer spending, higher oil prices clearly benefited energy company profits. Portfolio holdings in this sector gained more than 18% during the period. Shares of EOG Resources gained more than 43%. Amerada Hess and Valero Energy each rose more than 30%. Meanwhile, strong economic growth in China continued to benefit large companies that produce and manufacture a wide variety of commodities and raw materials that are in high demand in that country. This trend helped companies such as Nucor and Allegheny Technologies to gains of approximately 50%.

DISAPPOINTMENTS IN TECHNOLOGY, CONSUMER AND HEALTH CARE STOCKS

Strong gains from energy and materials companies were more than offset by disappointments from technology, consumer and health care stocks.


[SIDE BAR DATA]:

Summary

o For the six-month period ended September 30, 2004, the fund's class A shares returned negative 0.48% without sales charge.

o  The fund's return was in line with its benchmark, the S&P 500 Index.

o The fund's performance reflected a relatively flat market for stocks. Strong gains from the energy sector were offset by disappointments in consumer, financial and health care stocks.

[Illustration of two arrows pointing down]
Class A shares          S&P 500 Index
   -0.48%                  -0.18%




                                    OBJECTIVE
            Seeks to provide investment results that match the price
                   and yield performance of the S&P 500 Index.

                                TOTAL NET ASSETS
                                 $832.1 million




Net asset value per share
as of 09/30/04 ($)
--------------------------------------
   Class A                     26.85
======================================
   Class B                     26.65
======================================
   Class C                     26.71
======================================
   Class Z                     26.90
======================================

---------------------------------------------------------------------------
                                          Columbia Large Company Index Fund




Technology stocks came under pressure as investors began to worry about the pace of economic growth. Consumer staples stocks lost ground, with brand name companies such as Coca-Cola Enterprises and Coca Cola Co. losing 20% or more for the last six months. Shares of major pharmaceutical companies, such as Eli Lilly and Merck, dragged the health care sector down. With few new products in their pipelines and increasing pressure on prices, investors backed away from these holdings. Merck tumbled sharply on the last day of the reporting period when the company withdrew arthritis drug and painkiller Vioxx from all markets because of reports that the drug increased the risk of heart attacks and strokes.

FAVORABLE CLIMATE FOR LARGE-CAP STOCKS

Large-cap stocks have a long history of superior performance when the outlook for the economy is favorable. Although higher energy prices could derail US economic growth, we believe that the economy has the potential to weather these increases. In that environment, we believe that large-cap stocks should become attractive to investors once again, because they are more reasonably priced to their earnings growth than small-cap stocks.


[photo of Michael Welhoelter]

Michael Welhoelter, CFA, has managed or co-managed the Columbia Large Company Index Fund since January 2003 and has been with the advisor or its predecessors or affiliate organizations since 2001.


/s/ Michael Welhoelter

The fund is subject to indexing risk. Because the fund is designed to track its index, your investment will generally decline in value when its index declines and the same is true with increases in the index. Because the fund may not hold all the issues included in its index, bears transaction costs and expenses, and may not always be fully invested, the fund's performance may fail to match the performance of its index, after taking expenses into account. Security prices in a market, sector or industry may fall, reducing the value of your investment.

[SIDE BAR DATA]:

Large-cap stocks have a long history of superior performance when the outlook for the economy is favorable.

Top 10 holdings as of 09/30/04 (%)
--------------------------------------
   General Electric Co.         3.4
======================================
   Exxon Mobil Corp.            3.0
======================================
   Microsoft Corp.              2.9
======================================
   Pfizer, Inc.                 2.2
======================================
   Citigroup, Inc.              2.2
======================================
   Wal-Mart Stores, Inc.        2.1
======================================
   American International
   Group, Inc.                  1.7
======================================
   Bank of America Corp.        1.7
======================================
   Johnson & Johnson            1.6
======================================
   International Business
   Machines Corp.               1.4
======================================


Sectors as of 09/30/04 (%)
-------------------------------------
   Financials                  20.5
=====================================
   Information technology      15.6
=====================================
   Health care                 13.0
=====================================
   Industrials                 11.5
=====================================
   Consumer discretionary      10.9
=====================================
   Consumer staples            10.5
=====================================
   Energy                       7.3
=====================================
   Telecommunication services   3.7
=====================================
   Materials                    3.1
=====================================
   Utilities                    2.9
=====================================
   Investment company           1.0
=====================================

Sector breakdown is calculated as a percentage of total investments excluding short-term investments.

Holdings discussed in this
report as of 09/30/04 (%)
-------------------------------------
   EOG Resources, Inc.          0.1
=====================================
   Amerada Hess Corp.           0.1
=====================================
   Valero Energy Corp.          0.1
=====================================
   Nucor Corp.                  0.1
=====================================
   Allegheny Technologies, Inc. 0.0
=====================================
   Coca-Cola Enterprises, Inc.  0.1
=====================================
   Coca Cola Co.                0.9
=====================================
   Eli Lilly and Co.            0.6
=====================================
   Merck & Co., Inc.            0.7
=====================================

Your fund is actively managed and the composition of its portfolio will change over time.

Portfolio holdings are calculated as a percentage of net assets.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
                                               Columbia Small Company Index Fund

[mountain chart data]:

Value of a $10,000 investment 10/01/94 - 09/30/04

                            Class A shares     Class A shares     S&P SmallCap
                      without sales charge  with sales charge        600 Index

10/1994                          $10,000          $ 9,425             $10,000
                                  10,028            9,451               9,900
                                   9,649            9,094               9,522
                                   9,752            9,191               9,753
                                   9,829            9,264               9,616
                                  10,293            9,701              10,012
                                  10,490            9,887              10,215
                                  10,663           10,050              10,444
                                  10,925           10,297              10,607
                                  11,384           10,729              11,189
                                  12,027           11,336              12,045
                                  12,289           11,583              12,306
                                  12,611           11,886              12,620
                                  12,344           11,634              11,997
                                  12,886           12,145              12,472
                                  12,984           12,237              12,678
                                  13,168           12,411              12,706
                                  13,575           12,795              13,121
                                  13,729           12,939              13,402
                                  14,179           13,364              14,171
                                  14,530           13,695              14,674
                                  14,129           13,317              14,099
                                  13,268           12,505              13,129
                                  13,988           13,184              13,942
                                  14,659           13,816              14,554
                                  14,629           13,787              14,453
                                  15,454           14,565              15,203
                                  15,539           14,645              15,381
                                  15,991           15,071              15,637
                                  15,831           14,921              15,313
                                  15,047           14,182              14,527
                                  15,339           14,457              14,705
                                  16,675           15,716              16,431
                                  17,100           16,117              17,157
                                  18,185           17,139              18,236
                                  18,590           17,521              18,696
                                  19,819           18,679              19,932
                                  18,989           17,897              19,071
                                  18,842           17,759              18,931
                                  19,200           18,096              19,314
                                  18,789           17,709              18,937
                                  20,480           19,303              20,662
                                  21,248           20,027              21,452
                                  21,393           20,163              21,578
                                  20,287           19,120              20,437
                                  20,317           19,149              20,496
                                  18,790           17,709              18,928
                                  15,150           14,279              15,275
                                  16,073           15,148              16,210
                                  16,822           15,854              16,962
                                  17,755           16,734              17,917
                                  18,865           17,780              19,062
                                  18,616           17,545              18,822
                                  16,948           15,973              17,126
                                  17,173           16,186              17,347
                                  18,290           17,238              18,493
                                  18,674           17,600              18,943
                                  19,712           18,578              20,021
                                  19,521           18,398              19,844
                                  18,652           17,580              18,971
                                  18,686           17,611              19,051
                                  18,674           17,601              19,003
                                  19,442           18,324              19,798
                                  21,067           19,856              21,425
                                  20,429           19,254              20,761
                                  23,205           21,871              23,541
                                  22,416           21,127              22,670
                                  21,990           20,726              22,282
                                  21,265           20,042              21,623
                                  22,602           21,303              22,900
                                  22,026           20,759              22,339
                                  24,002           22,621              24,319
                                  23,313           21,972              23,657
                                  23,413           22,067              23,806
                                  20,936           19,732              21,328
                                  23,377           22,033              23,956
                                  24,403           23,000              24,983
                                  22,959           21,638              23,459
                                  21,889           20,630              22,383
                                  23,579           22,223              24,088
                                  24,027           22,645              24,548
                                  24,851           23,422              25,447
                                  24,403           23,000              25,022
                                  23,840           22,469              24,451
                                  20,602           19,418              21,145
                                  21,700           20,453              22,272
                                  23,261           21,923              23,903
                                  24,826           23,398              25,521
                                  25,039           23,600              25,743
                                  24,626           23,210              25,300
                                  26,555           25,028              27,299
                                  27,274           25,706              28,071
                                  26,126           24,624              26,909
                                  24,765           23,341              25,518
                                  21,308           20,082              21,915
                                  21,461           20,227              22,123
                                  20,100           18,945              20,769
                                  20,758           19,564              21,434
                                  21,798           20,544              22,551
                                  21,026           19,817              21,788
                                  20,290           19,123              21,039
                                  19,633           18,504              20,366
                                  19,774           18,637              20,526
                                  21,372           20,143              22,193
                                  23,079           21,752              23,982
                                  23,659           22,298              24,605
                                  24,865           23,436              25,885
                                  26,056           24,558              27,146
                                  25,290           23,836              26,347
                                  27,450           25,872              28,632
                                  28,482           26,844              29,714
                                  28,964           27,298              30,240
                                  29,780           28,068              31,111
                                  30,328           28,584              31,708
                                  30,704           28,939              32,121
                                  29,670           27,964              31,054
                                  30,109           28,377              31,529
                                  31,756           29,930              33,276
                                  30,015           28,290              31,452
                                  29,718           28,009              31,176
09/2004                           31,262           29,471              32,815


The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Standard & Poor's (S&P) SmallCap 600 Index is an unmanaged index that tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P SmallCap 600 is heavily weighted with the stocks of companies with small market capitalizations. Unlike mutual funds, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.




Average annual total return as of 09/30/04 (%)
---------------------------------------------------------------------------------------------
   Share class                A                   B                  C              Z
=============================================================================================
   Inception              11/25/02            11/25/02           11/25/02       10/01/90
=============================================================================================
   Sales charge      without      with   without     with   without     with     without
=============================================================================================
   6-month
   (cumulative)         1.84      -4.00     1.44     -3.56     1.44      0.44     1.94
=============================================================================================
   1- year             23.65      16.51    22.76     17.76    22.80     21.80    23.97
=============================================================================================
   5-year              10.85       9.54    10.53     10.26    10.55     10.55    10.94
=============================================================================================
   10-year             12.07      11.41    11.91     11.91    11.92     11.92    12.12
=============================================================================================

[Sidebar]
Performance of a $10,000 investment
10/01/94 - 09/30/04 ($)

==========================================
  sales charge       without     with
==========================================
  Class A           31,262      29,471
==========================================
  Class B           30,814      30,814
==========================================
  Class C           30,845      30,845
==========================================
  Class Z           31,385       n/a
==========================================

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results.
The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 5.75% FOR CLASS A SHARES, MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES FOR THE FIRST YEAR ONLY. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD BE LOWER. ALL RESULTS SHOWN ASSUME REINVESTMENT OF DISTRIBUTIONS. CLASS Z SHARES ARE SOLD AT NET ASSET VALUE WITH NO RULE 12B-1 FEES. PERFORMANCE FOR DIFFERENT SHARE CLASSES WILL VARY BASED ON DIFFERENCES IN SALES CHARGES AND FEES ASSOCIATED WITH EACH CLASS.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A, B, and C share (newer class shares) performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. These class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class of shares. Had the expense differential been reflected, the returns for the periods prior to the inception of class A, B and C shares would have been lower.

UNDERSTANDING YOUR EXPENSES
--------------------------------------------------------------------------------
                                               Columbia Small Company Index Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, and/or Rule 12b-1 fees, and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES BY SHARE CLASS

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

COMPARE WITH OTHER FUNDS

Since all mutual fund companies are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.



Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

o For shareholders who receive their account statements from Columbia Funds Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611

o For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period



April 1, 2004 - September 30, 2004
-------------------------------------------------------------------------------------------------------------------------
               Account value at the         Account value at the            Expenses paid              Fund's annualized
           beginning of the period ($)     end of the period ($)        during the period ($)          expense ratio (%)
=========================================================================================================================
              Actual    Hypothetical       Actual    Hypothetical        Actual    Hypothetical
=========================================================================================================================
 Class A     1,000.00        1,000.00     1,018.65       1,021.76         3.34         3.35                   0.66
=========================================================================================================================
 Class B     1,000.00        1,000.00     1,014.69       1,018.00         7.12         7.13                   1.41
=========================================================================================================================
 Class C     1,000.00        1,000.00     1,014.69       1,018.00         7.12         7.13                   1.41
=========================================================================================================================
 Class Z     1,000.00        1,000.00     1,019.65       1,023.01         2.08         2.08                   0.41
=========================================================================================================================

Expenses paid during the period are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------
                                               Columbia Small Company Index Fund

For the six-month period ended September 30, 2004, Columbia Small Company Index Fund class A shares returned 1.84% without sales charge. The S&P SmallCap 600 Index had a total return of 2.18%.

SMALL-CAP PERFORMANCE SLOWED IN 2004

Small-cap stocks appreciated strongly in 2003. However, the sector's performance slowed considerably during this reporting period. Although small caps continued to outperform large caps - as they often do in the early stages of economic recoveries - investors became less comfortable with the riskier stocks in this group. Stocks that were more reasonably priced relative to their growth and earnings outlooks began to win favor as the period wore on.

While tax cuts and lower interest rates helped small-cap stocks last year, that benefit was largely neutralized during the past six months as tax cuts lost much of their impact and interest rates began to increase. As interest rates rise, companies must finance and refinance debt at higher rates. Also, in the uncertain investment environment that has prevailed in 2004, many investors have favored bonds over stocks to take advantage of their yields as well as their lower relative volatility.

Among small caps, industrial, energy and materials companies provided the best returns. Some of the best-performing industrial companies were in the trucking and transportation business, a sector that has traditionally done well when the economy improves. Yellow Roadway, EGL and Landstar System generated returns of 39% or more. In the energy sector, stocks such as Southwestern Energy and Lone Star Technologies benefited from sharply rising oil prices. Materials companies such as Steel Dynamics, Georgia Gulf and Carpenter Technology experienced increased sales of building materials and other products partially as a result of hurricanes in Florida and reconstruction in Iraq.

Disappointments from information technology, consumer, health care and telecommunications services stocks offset some of the strong gains generated by top-performing sectors. Within technology, some of the fund's holdings, such as Flir Systems and Paxar, produced gains of more than 50%. But losers outnumbered gainers within the sector and a long list of technology companies experienced double-digit losses.


[Sidebar]

Summary

o For the six-month period ended September 30, 2004, the fund's class A shares returned 1.84% without sales charge.

o  The fund performed in line with its benchmark, the S&P SmallCap 600 Index.

o While tax cuts and lower interest rates helped small-cap stocks last year, that benefit was largely neutralized during the past six months. Tax cuts lost much of their impact and interest rates began to increase.

[Illustration of two arrows pointing up]

Class A shares        S&P SmallCap 600 Index
   1.84%                       2.18%





                                    OBJECTIVE
            Seeks to provide investment results that match the price
              and yield performance of the S&P SmallCap 600 Index.

                                TOTAL NET ASSETS
                                 $308.8 million





Net asset value per share
as of 09/30/04($)
---------------------------------------
   Class A                     19.94
=======================================
   Class B                     19.69
=======================================
   Class C                     19.71
=======================================
   Class Z                     19.98
=======================================

--------------------------------------------------------------------------------
                                               Columbia Small Company Index Fund

MODERATE RETURNS EXPECTED GOING FORWARD

Small-company stocks maintained a modest lead over larger-company stocks over the six-month reporting period. However, as the economic recovery matured, investors turned their attention to larger, more stable companies and shifted their focus within small caps to companies with the potential for steadier earnings growth and less price volatility. While we believe small-cap stocks have the potential to move higher, we also believe they may be more volatile and their returns lower than they were in 2003 and early 2004.


[photo of Michael Welhoelter]

Michael Welhoelter, CFA, has managed or co-managed Columbia Small Company Index Fund since January 2003 and has been with the advisor or its predecessors or affiliate organizations since 2001.


/s/ Michael Welhoelter

The fund is subject to indexing risk. Because the fund is designed to track its index, your investment will generally decline in value when its index declines and the same is true with increases in the index. Because the fund may not hold all issues included in its index, bears transaction costs and expenses, and may not always be fully invested, the fund's performance may fail to match the performance of its index, after taking expenses into account. Security prices in a market, sector or industry may fall, reducing the value of your investment.

Investing in small-cap stocks may present special risks, including possible illiquidity and greater price volatility, than stocks of larger, more established companies.


sidebar:

While we believe small-cap stocks have the potential to move higher, we also believe they may be more volatile and their returns lower than they were in 2003 and early 2004.

Top 10 holdings as of 09/30/04 (%)
---------------------------------------
   NVR, Inc.                    0.7
=======================================
   New Century Financial Corp.  0.6
=======================================
   Polaris Industries, Inc.     0.5
=======================================
   M.D.C. Holdings, Inc.        0.5
=======================================
   Yellow Roadway Corp.         0.5
=======================================
   Cooper Companies, Inc.       0.5
=======================================
   Timken Co.                   0.5
=======================================
   Medicis Pharmaceutical
   Corp., Class A               0.5
=======================================
   Massey Energy Co.            0.5
=======================================
   Fossil, Inc.                 0.5
=======================================


Sectors as of 09/30/04 (%)
---------------------------------------
   Industrials                 19.3
=======================================
   Consumer discretionary      16.7
=======================================
   Financials                  15.7
=======================================
   Information technology      15.1
=======================================
   Health care                 12.3
=======================================
   Energy                       6.4
=======================================
   Materials                    6.4
=======================================
   Utilities                    4.1
=======================================
   Consumer staples             3.3
=======================================
   Investment company           0.4
=======================================
   Telecommunication services   0.3
=======================================

Sector breakdown is calculated as a percentage of total investments excluding short-term investments.

Holdings discussed in this
report as of 09/30/04 (%)
--------------------------------------
   Yellow Roadway Corp.         0.5
======================================
   EGL, Inc.                    0.3
======================================
   Landstar System, Inc.        0.4
======================================
   Southwestern Energy Co.      0.3
======================================
   Lone Star Technologies, Inc. 0.2
======================================
   Steel Dynamics, Inc.         0.4
======================================
   Georgia Gulf Corp.           0.3
======================================
   Carpenter Technology Corp.   0.2
======================================
   Flir Systems, Inc.           0.4
======================================
   Paxar Corp.                  0.2
======================================

Your fund is actively managed and the composition of its portfolio will change over time.

Portfolio holdings are calculated as a percentage of net assets.

Performance Information
--------------------------------------------------------------------------------
                                               Columbia U.S. Treasury Index Fund

[mountain chart data} :

Value of a $10,000 investment 10/01/94 - 09/30/04

                      Class A shares     Class A shares  Citigroup Bond U.S
                without sales charge  with sales charge   Treasury Index

10/1994                 $10,000          $ 9,525         $10,000
                          9,995            9,520           9,991
                          9,969            9,495           9,967
                         10,028            9,552          10,034
                         10,210            9,725          10,229
                         10,431            9,935          10,442
                         10,490            9,992          10,504
                         10,623           10,118          10,638
                         11,056           10,531          11,071
                         11,136           10,607          11,155
                         11,089           10,562          11,117
                         11,225           10,692          11,242
                         11,327           10,789          11,343
                         11,497           10,951          11,520
                         11,678           11,123          11,707
                         11,839           11,277          11,869
                         11,911           11,345          11,947
                         11,667           11,113          11,710
                         11,549           11,000          11,606
                         11,462           10,918          11,515
                         11,445           10,902          11,513
                         11,586           11,036          11,656
                         11,614           11,062          11,681
                         11,584           11,033          11,658
                         11,771           11,212          11,849
                         12,021           11,450          12,116
                         12,235           11,654          12,318
                         12,099           11,524          12,193
                         12,104           11,529          12,211
                         12,126           11,550          12,217
                         12,000           11,430          12,095
                         12,158           11,580          12,262
                         12,259           11,677          12,370
                         12,383           11,794          12,508
                         12,741           12,135          12,867
                         12,611           12,012          12,735
                         12,798           12,191          12,929
                         13,013           12,395          13,154
                         13,090           12,468          13,223
                         13,220           12,592          13,364
                         13,413           12,776          13,570
                         13,374           12,739          13,527
                         13,405           12,768          13,567
                         13,458           12,819          13,627
                         13,604           12,957          13,766
                         13,748           13,095          13,926
                         13,764           13,111          13,948
                         14,132           13,461          14,323
                         14,513           13,824          14,723
                         14,477           13,789          14,673
                         14,466           13,778          14,674
                         14,510           13,821          14,702
                         14,567           13,875          14,792
                         14,201           13,527          14,417
                         14,258           13,581          14,475
                         14,285           13,607          14,507
                         14,151           13,479          14,378
                         14,096           13,426          14,342
                         14,097           13,428          14,330
                         14,085           13,416          14,333
                         14,194           13,520          14,445
                         14,210           13,535          14,462
                         14,182           13,508          14,435
                         14,095           13,426          14,343
                         14,111           13,440          14,377
                         14,322           13,642          14,593
                         14,599           13,905          14,882
                         14,571           13,879          14,837
                         14,561           13,869          14,859
                         14,808           14,105          15,110
                         14,956           14,246          15,264
                         15,179           14,458          15,487
                         15,194           14,473          15,501
                         15,331           14,603          15,652
                         15,645           14,902          15,971
                         15,947           15,190          16,276
                         16,054           15,292          16,403
                         16,245           15,474          16,603
                         16,294           15,520          16,658
                         16,095           15,331          16,453
                         16,143           15,377          16,509
                         16,219           15,449          16,595
                         16,623           15,834          17,006
                         16,826           16,027          17,226
                         17,104           16,291          17,503
                         17,574           16,739          17,979
                         17,128           16,314          17,542
                         16,951           16,146          17,374
                         17,060           16,249          17,487
                         17,210           16,392          17,649
                         16,788           15,991          17,219
                         17,201           16,384          17,641
                         17,294           16,473          17,743
                         17,514           16,682          17,993
                         17,932           17,080          18,416
                         18,300           17,431          18,804
                         18,783           17,891          19,310
                         18,574           17,692          19,090
                         18,374           17,501          18,909
                         18,831           17,937          19,395
                         18,771           17,880          19,333
                         19,090           18,183          19,667
                         18,985           18,083          19,585
                         19,084           18,177          19,677
                         19,616           18,685          20,249
                         19,487           18,561          20,122
                         18,624           17,739          19,240
                         18,713           17,824          19,354
                         19,265           18,350          19,936
                         18,974           18,073          19,635
                         18,974           18,073          19,663
                         19,141           18,232          19,838
                         19,289           18,372          20,004
                         19,520           18,593          20,248
                         19,688           18,753          20,441
                         19,044           18,140          19,785
                         18,983           18,081          19,719
                         19,044           18,139          19,802
                         19,229           18,315          19,982
                         19,609           18,678          20,394
09/2004                  19,649           18,708          20,452


The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Citigroup Bond U.S. Treasury Index is an unmanaged index composed of all U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million that are included in the Citigroup Broad Investment-Grade Bond Index. Securities in the Citigroup Bond U.S. Treasury Index are weighted by market value, that is, the price per bond or note multiplied by the number of bonds or notes outstanding. Unlike mutual funds, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.


[Sidebar]

Performance of a $10,000 investment
10/01/94 - 09/30/04 ($)
--------------------------------------
   sales charge  without       with
======================================
   Class A       19,649       18,708
======================================
   Class B       19,381       19,381
======================================
   Class C       19,435       19,435
======================================
   Class Z       19,738         n/a
======================================

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.




Average annual total return as of 09/30/04 (%)
-----------------------------------------------------------------------------------------
  Share class                A                   B                  C              Z
=========================================================================================
   Inception              11/25/02            11/25/02           11/25/02       06/04/91
=========================================================================================
   Sales charge      without      with    without    with    without    with     without
=========================================================================================
   6-month
   (cumulative)       -0.19      -4.95    -0.56     -5.46    -0.48     -1.46     -0.07
=========================================================================================
   1-year              2.00      -2.87     1.24     -3.67     1.39      0.41      2.25
=========================================================================================
   5-year              6.71       5.68     6.42      6.11     6.48      6.48      6.81
=========================================================================================
   10-year             6.99       6.46     6.84      6.84     6.87      6.87      7.04
=========================================================================================


THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 4.75% FOR CLASS A SHARES, MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES FOR THE FIRST YEAR ONLY. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD BE LOWER. ALL RESULTS SHOWN ASSUME REINVESTMENT OF DISTRIBUTIONS. CLASS Z SHARES ARE SOLD AT NET ASSET VALUE WITH NO RULE 12B-1 FEES. PERFORMANCE FOR DIFFERENT SHARE CLASSES WILL VARY BASED ON DIFFERENCES IN SALES CHARGES AND FEES ASSOCIATED WITH EACH CLASS.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A, B, and C share (newer class shares) performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. These class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class of shares. Had the expense differential been reflected, the returns for the periods prior to the inception of class A, B and C shares would have been lower.

UNDERSTANDING YOUR EXPENSES
--------------------------------------------------------------------------------
                                               Columbia U.S. Treasury Index Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, and/or Rule 12b-1 fees, and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES BY SHARE CLASS

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.



[Sidebar]

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

o For shareholders who receive their account statements from Columbia Funds Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611

o For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period



April 1, 2004 - September 30, 2004
------------------------------------------------------------------------------------------------------------------------
               Account value at the         Account value at the            Expenses paid              Fund's annualized
           beginning of the period ($)     end of the period ($)        during the period ($)          expense ratio (%)
========================================================================================================================
              Actual    Hypothetical       Actual    Hypothetical        Actual    Hypothetical
========================================================================================================================
 Class A     1,000.00        1,000.00       998.09       1,021.76         3.31         3.35                   0.66
========================================================================================================================
 Class B     1,000.00        1,000.00       994.33       1,018.00         7.05         7.13                   1.41
========================================================================================================================
 Class C     1,000.00        1,000.00       995.14       1,018.75         6.30         6.38                   1.26
========================================================================================================================
 Class Z     1,000.00        1,000.00       999.30       1,022.96         2.11         2.13                   0.42
========================================================================================================================


Expenses paid during the period are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Distributor and the Investment Advisor/Administrator not waived a portion of class C and class Z expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

COMPARE WITH OTHER FUNDS

Since all mutual fund companies are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------
                                               Columbia U.S. Treasury Index Fund

For the six-month period ended September 30, 2004, the Citigroup Bond U.S. Treasury Index posted a total return of 0.05%. The class A shares of Columbia U.S. Treasury Index Fund returned -0.19% without sales charge, over the same period.

MARKET RESPONDED TO INTEREST RATE HIKES

Early in the period, market analysts were divided as to whether the economic recovery was strong enough to force the Federal Reserve Board (the Fed) to raise short-term interest rates or whether a weak job market suggested enough uncertainty about economic growth to keep rate hikes on hold. When the second quarter produced three straight months of strong new job reports, the Fed responded by raising a key short-term interest rate, the federal funds rate, in three equal steps, from 1.00% to 1.75% between June and September.

In this environment, bond yields fluctuated. Although short-term rates rose three-quarters of one percentage point as a result of the Fed's intervention, two-year yields rose more than one full percentage point on the assumption that the Fed's short-term rate hikes would continue for the next six months to a year. By contrast, yields on long-term bonds rose far less. This overall pattern is somewhat unusual in the bond market, because longer-term bonds do not typically hold up better than short-term bonds when the Fed embarks on a succession of interest-rate hikes.

CHANGES IN PORTFOLIO COMPOSITION

During the period, the fund's maturity allocations shifted in line with the composition of the index. Securities with 1-5 year maturities rose from 50% to 53% of investments, as the US Treasury backed away from the issuance of longer-term securities in general, and financed a growing budget deficit with shorter-term securities. Longer-term securities declined as a percentage of the index and also of the fund's net assets. The fund's position in 5-10 year issues dropped from 22% to 20% of investments and issues with maturities exceeding 10 years dropped from 29% to 27% of the fund.

Altogether, the fund's average maturity dropped from 8.1 years to 7.7 years. This change is also consistent with the overall trend toward shorter maturities within the US Treasury market.


[Sidebar]

Summary

o For the six-month period ended September 30, 2004, the fund's class A shares returned -0.19% without sales charge.

o Overall, the bond market came under pressure as the Federal Reserve moved to raise short-term interest rates.

o Intermediate-term securities, which make up nearly three-quarters of the index, were the weakest performers during the period.


[Illustration  of one arrow pointing down and the other pointing up]

Class A Shares                   Citigroup Bond U.S. Treasury Index
   -0.19%                                     0.05%





                                    OBJECTIVE
            Seeks to provide investment results that match the price
                            and yield performance of
                               the Citigroup Bond
                              U.S. Treasury Index.

                                TOTAL NET ASSETS
                                 $159.2 million




Net asset value per share
as of 09/30/04 ($)
---------------------------------------
   Class A                     10.95
=======================================
   Class B                     10.95
=======================================
   Class C                     10.95
=======================================
   Class Z                     10.95
=======================================



Distributions declared per share
04/01/04 - 09/30/04 ($)
---------------------------------------
   Class A                     0.20
=======================================
   Class B                     0.16
=======================================
   Class C                     0.17
=======================================
   Class Z                     0.22
=======================================

--------------------------------------------------------------------------------
                                               Columbia U.S. Treasury Index Fund

IMPROVED OUTLOOK FOR TREASURIES

Six months ago, we were concerned that Treasury securities might be suppressed by the heavy federal deficit while a strengthening economy favored corporate issuers; and, indeed, our concerns were realized when Treasury yields came under pressure early in the period. Now we believe the Treasury market has a more favorable outlook. The yield advantage of lower quality bonds over Treasuries has narrowed, and we believe that Treasury security returns could remain competitive even if the economy remains fairly strong. Also, the extra tax revenue generated by an improving economy over the past six months has raised hopes that the deficit will be less onerous going forward.


[photo of David Lindsay]

David Lindsay has managed the Columbia U.S. Treasury Index Fund since July 1994 and has been with the advisor or its predecessors or affiliate organizations since 1986.


/s/ David Lindsay


The value of the fund may be affected by interest rate changes and the creditworthiness of issuers held in the fund. The fund is subject to indexing risk; because the fund is designed to track its index, your investment will decline in value when its index declines. Because the fund will not hold all the issues included in its index, and bears transaction costs and expenses, it may not always be fully invested, and the fund's performance may fail to match the performance of its index, after taking expenses into account. Security prices in a market, sector or industry may fall, reducing the value of your investment. FUND SHARES ARE NOT GUARANTEED OR BACKED BY THE US GOVERNMENT OR ANY AGENCY.

The yield advantage of lower quality bonds over Treasuries has narrowed and we believe that Treasury security returns could remain competitive even if the economy remains fairly strong.


Maturity breakdown
as of 09/30/04 (%)
--------------------------------------
   0 - 1 year                   1.1
======================================
   1 - 3 years                 32.6
======================================
   3 - 5 years                 19.7
======================================
   5 - 7 years                  5.7
======================================
   7 - 10 years                14.0
======================================
   10 - 15 years                7.9
======================================
   15 - 20 years                9.6
======================================
   20 - 30 years                9.4
======================================



Asset allocation as of 09/30/04 (%)
--------------------------------------
 Government obligations        98.9
======================================
 Net cash & equivalents         1.1
======================================

Maturity breakdown is calculated as a percentage of total investments. Asset allocation is calculated as a percentage of total investments.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
September 30, 2004 (unaudited)                              Columbia Index Funds


                       A GUIDE TO UNDERSTANDING YOUR FUND'S FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
      Investment Portfolio   The investment portfolio details all of the fund's
                             holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.



--------------------------------------------------------------------------------
       Statement of Assets   This statement details the fund's assets,
           and Liabilities   liabilities, net assets and share price for each
                             share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.



--------------------------------------------------------------------------------
   Statement of Operations   This statement details income earned by the fund
                             and the expenses accrued by the fund during the reporting period. The Statement of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund's net increase or decrease in net assets from operations.



--------------------------------------------------------------------------------
      Statement of Changes   This statement demonstrates how the fund's net
             in Net Assets   assets were affected by its operating results,
                             distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.



--------------------------------------------------------------------------------
                  Notes to   These notes disclose the organizational background
      Financial Statements   of the fund, its significant accounting policies
                             (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.



--------------------------------------------------------------------------------
      Financial Highlights   The financial highlights demonstrate how the fund's
                             net asset value per share was affected by the fund's operating results. The financial highlights table also discloses the classes' performance and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
September 30, 2004 (unaudited)                 Columbia Large Company Index Fund



                                       Shares       Value ($)
-------------------------------------------------------------------------------
COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 10.9%
  Auto Components - 0.2%
     Cooper Tire & Rubber Co.            5,900       119,003
     Dana Corp.                         11,800       208,742
     Delphi Corp.                       44,400       412,476
     Goodyear Tire & Rubber Co. (a)     13,900       149,286
     Johnson Controls, Inc.             15,100       857,831
      Visteon Corp.                     10,300        82,297
                                                  ----------
                         Auto Components Total     1,829,635
  Automobiles - 0.6%
     Ford Motor Co.                    144,900     2,035,845
     General Motors Corp.               44,700     1,898,856
      Harley-Davidson, Inc.             23,400     1,390,896
                                                  ----------
                             Automobiles Total     5,325,597
  Distributors - 0.1%
      Genuine Parts Co.                 13,900       533,482
                                                  ----------
                            Distributors Total       533,482
  Hotels, Restaurants & Leisure - 1.4%
     Carnival Corp.                     50,100     2,369,229
     Darden Restaurants, Inc.           12,500       291,500
     Harrah's Entertainment, Inc.        8,900       471,522
     Hilton Hotels Corp.                30,500       574,620
     International Game Technology,
       Inc.                             27,300       981,435
     Marriott International, Inc.,
       Class A                          18,100       940,476
     McDonald's Corp.                   99,500     2,788,985
     Starbucks Corp. (a)                31,500     1,431,990
     Starwood Hotels & Resorts
       Worldwide, Inc.                  16,500       765,930
     Wendy's International, Inc.         9,000       302,400
      Yum! Brands, Inc.                 23,000       935,180
                                                  ----------
           Hotels, Restaurants & Leisure Total    11,853,267
  Household Durables - 0.5%
     Black & Decker Corp.                6,300       487,872
     Centex Corp.                        9,800       494,508
     Fortune Brands, Inc.               11,400       844,626
     KB Home                             3,700       312,613
     Leggett & Platt, Inc.              15,200       427,120
     Maytag Corp.                        6,200       113,894
     Newell Rubbermaid, Inc.            21,800       436,872
     Pulte Homes, Inc.                  10,100       619,837
     Snap-On, Inc.                       4,600       126,776
     Stanley Works                       6,500       276,445
     Whirlpool Corp.                     5,300       318,477
                                                  ----------
                      Household Durables Total     4,459,040
  Internet & Catalog Retail - 0.6%
     eBay, Inc. (a)                     52,300     4,808,462
                                                  ----------
               Internet & Catalog Retail Total     4,808,462
  Leisure Equipment & Products - 0.2%
     Brunswick Corp.                     7,600       347,776
     Eastman Kodak Co.                  22,700       731,394




                                       Shares       Value ($)
-------------------------------------------------------------------------------
     Hasbro, Inc.                       14,000       263,200
     Mattel, Inc.                       32,800       594,664
                                                  ----------
            Leisure Equipment & Products Total     1,937,034
  Media - 3.4%
     Clear Channel Communications, Inc. 46,700     1,455,639
     Comcast Corp., Class A (a)        177,000     4,998,480
     Disney (Walt) Co.                 162,700     3,668,885
     Dow Jones & Co., Inc.               6,500       263,965
     Gannett Co., Inc.                  21,100     1,767,336
     Interpublic Group of Companies,
       Inc. (a)                         33,400       353,706
     Knight-Ridder, Inc.                 6,100       399,245
     McGraw-Hill Companies, Inc.        15,000     1,195,350
     Meredith Corp.                      4,000       205,520
     New York Times Co., Class A        11,600       453,560
     Omnicom Group                      14,800     1,081,288
     Time Warner, Inc. (a)             362,100     5,844,294
     Tribune Co.                        25,200     1,036,980
     Univision Communications, Inc.,
       Class A (a)                      25,500       806,055
     Viacom, Inc., Class B             137,400     4,611,144
                                                  ----------
                                   Media Total    28,141,447
  Multiline Retail - 1.1%
     Big Lots, Inc. (a)                  9,100       111,293
     Dillard's, Inc., Class A            6,600       130,284
     Dollar General Corp.               26,000       523,900
     Family Dollar Stores, Inc.         13,300       360,430
     Federated Department Stores, Inc.  14,200       645,106
     J.C. Penney Co., Inc.              22,800       804,384
     Kohl's Corp. (a)                   27,100     1,305,949
     May Department Stores Co.          23,100       592,053
     Nordstrom, Inc.                    11,100       424,464
     Sears, Roebuck and Co.             16,800       669,480
     Target Corp.                       71,500     3,235,375
                                                  ----------
                        Multiline Retail Total     8,802,718
  Specialty Retail - 2.4%
     Autonation, Inc. (a)               21,100       360,388
     AutoZone, Inc. (a)                  6,600       509,850
     Bed Bath & Beyond, Inc. (a)        23,800       883,218
     Best Buy Co., Inc.                 25,700     1,393,968
     Boise Cascade Corp.                 7,000       232,960
     Circuit City Stores, Inc.          15,700       240,838
     Gap, Inc.                          71,600     1,338,920
     Home Depot, Inc.                  173,800     6,812,960
     Limited Brands, Inc.               37,400       833,646
     Lowe's Companies, Inc.             61,700     3,353,395
     Office Depot, Inc. (a)             24,800       372,744
     RadioShack Corp.                   12,600       360,864
     Sherwin Williams Co.               11,300       496,748
     Staples, Inc. (a)                  39,400     1,174,908
     Tiffany & Co.                      11,600       356,584
     TJX Companies, Inc.                38,700       852,948
     Toys 'R' Us, Inc. (a)              16,900       299,806
                                                  ----------
                        Specialty Retail Total    19,874,745



See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
September 30, 2004 (unaudited)                 Columbia Large Company Index Fund

                                       Shares       Value ($)
--------------------------------------------------------------------------------
COMMON STOCKS - (CONTINUED)
CONSUMER DISCRETIONARY - (CONTINUED)
  Textiles, Apparel & Luxury Goods - 0.4%
     Coach, Inc. (a)                    14,900       632,058
     Jones Apparel Group, Inc.           9,900       354,420
     Liz Claiborne, Inc.                 8,500       320,620
     Nike, Inc., Class B                20,900     1,646,920
     Reebok International Ltd.           4,700       172,584
     VF Corp.                            8,700       430,215
                                                  ----------
        Textiles, Apparel & Luxury Goods Total     3,556,817
                                                  ----------
                  CONSUMER DISCRETIONARY TOTAL    91,122,244

CONSUMER STAPLES - 10.6%
  Beverages - 2.3%
     Anheuser-Busch Companies, Inc.     63,400     3,166,830
     Brown-Forman Corp., Class B         9,600       439,680
     Coca-Cola Co.                     192,100     7,693,605
     Coca-Cola Enterprises, Inc.        37,100       701,190
     Coors (Adolph) Co., Class B         3,000       203,760
     Pepsi Bottling Group, Inc.         20,100       545,715
     PepsiCo, Inc.                     134,100     6,523,965
                                                  ----------
                               Beverages Total    19,274,745
  Food & Staples Retailing - 3.3%
     Albertson's, Inc.                  29,100       696,363
     Costco Wholesale Corp. (a)         36,500     1,516,940
     CVS Corp.                          31,600     1,331,308
     Kroger Co. (a)                     58,500       907,920
     Safeway, Inc. (a)                  35,400       683,574
     Supervalu, Inc.                    10,800       297,540
     Sysco Corp.                        50,600     1,513,952
     Wal-Mart Stores, Inc.             335,900    17,869,880
     Walgreen Co.                       81,100     2,905,813
     Winn-Dixie Stores, Inc.            11,200        34,608
                                                  ----------
                Food & Staples Retailing Total    27,757,898
  Food Products - 1.3%
     Archer-Daniels-Midland Co.         51,500       874,470
     Campbell Soup Co.                  32,500       854,425
     ConAgra Foods, Inc.                41,800     1,074,678
     General Mills, Inc.                30,100     1,351,490
     Heinz (H.J.) Co.                   27,700       997,754
     Hershey Foods Corp.                19,500       910,845
     Kellogg Co.                        32,700     1,394,982
     McCormick & Co., Inc.              10,900       374,306
     Sara Lee Corp.                     62,800     1,435,608
     Wrigley (Wm.) Jr. Co.              17,800     1,126,918
                                                  ----------
                           Food Products Total    10,395,476
  Household Products - 2.0%
     Clorox Co.                         16,900       900,770
     Colgate-Palmolive Co.              42,100     1,902,078
     Kimberly-Clark Corp.               39,200     2,531,928
     Procter & Gamble Co.              201,300    10,894,356
                                                  ----------
                      Household Products Total    16,229,132





                                       Shares       Value ($)
--------------------------------------------------------------------------------
  Personal Products - 0.6%
     Alberto-Culver Co., Class B         7,200       313,056
     Avon Products, Inc.                37,400     1,633,632
     Gillette Co.                       79,300     3,309,982
                                                  ----------
                       Personal Products Total     5,256,670
  Tobacco - 1.1%
     Altria Group, Inc.                162,500     7,644,000
     Reynolds American, Inc.            11,700       796,068
     UST, Inc.                          13,100       527,406
                                                  ----------
                                 Tobacco Total     8,967,474
                                                  ----------
                        CONSUMER STAPLES TOTAL    87,881,395

ENERGY - 7.3%
  Energy Equipment & Services - 1.0%
     Baker Hughes, Inc.                 26,400     1,154,208
     BJ Services Co.                    12,800       670,848
     Halliburton Co.                    35,000     1,179,150
     Nabors Industries Ltd. (a)         11,800       558,730
     Noble Corp. (a)                    10,600       476,470
     Rowan Companies, Inc. (a)           8,500       224,400
     Schlumberger Ltd.                  46,800     3,150,108
     Transocean, Inc. (a)               25,400       908,812
                                                  ----------
             Energy Equipment & Services Total     8,322,726
  Oil & Gas - 6.3%
     Amerada Hess Corp.                  7,200       640,800
     Anadarko Petroleum Corp.           19,800     1,313,928
     Apache Corp.                       25,800     1,292,838
     Ashland, Inc.                       5,600       314,048
     Burlington Resources, Inc.         31,300     1,277,040
     Chevron Texaco Corp.              168,700     9,049,068
     ConocoPhillips                     54,500     4,515,325
     Devon Energy Corp.                 19,100     1,356,291
     El Paso Corp.                      50,800       466,852
     EOG Resources, Inc.                 9,300       612,405
     Exxon Mobil Corp.                 515,100    24,894,783
     Kerr-McGee Corp.                   12,000       687,000
     Kinder Morgan, Inc.                 9,800       615,636
     Marathon Oil Corp.                 27,400     1,131,072
     Occidental Petroleum Corp.         31,000     1,733,830
     Sunoco, Inc.                        6,000       443,880
     Unocal Corp.                       21,000       903,000
     Valero Energy Corp.                10,100       810,121
     Williams Companies, Inc.           41,400       500,940
                                                  ----------
                               Oil & Gas Total    52,558,857
                                                  ----------
                                  ENERGY TOTAL    60,881,583

FINANCIALS - 20.5%
  Capital Markets - 2.7%
     Bank of New York Co., Inc.         61,600     1,796,872
     Bear Stearns Companies, Inc.        8,200       788,594
     E*TRADE Financial Corp. (a)        29,600       338,032
     Federated Investors, Inc., Class B  8,600       244,584
     Franklin Resources, Inc.           19,700     1,098,472




See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
September 30, 2004 (unaudited)                 Columbia Large Company Index Fund

                                       Shares       Value ($)
--------------------------------------------------------------------------------
COMMON STOCKS - (CONTINUED)
FINANCIALS - (CONTINUED)
  Capital Markets - (continued)
     Goldman Sachs Group, Inc.          38,500     3,589,740
     Janus Capital Group, Inc.          19,000       258,590
     Lehman Brothers Holdings, Inc.     21,500     1,713,980
     Mellon Financial Corp.             33,600       930,384
     Merrill Lynch & Co., Inc.          74,400     3,699,168
     Morgan Stanley                     87,000     4,289,100
     Northern Trust Corp.               17,400       709,920
     Schwab (Charles) Corp.            108,200       994,358
     State Street Corp.                 26,600     1,136,086
     T. Rowe Price Group, Inc.          10,100       514,494
                                                  ----------
                         Capital Markets Total    22,102,374
  Commercial Banks - 6.0%
     AmSouth Bancorp                    28,000       683,200
     Bank of America Corp. (b)         322,100    13,956,593
     BB&T Corp.                         43,900     1,742,391
     Comerica, Inc.                     13,600       807,160
     Fifth Third Bancorp                45,100     2,219,822
     First Horizon National Corp.        9,800       424,928
     Huntington Bancshares, Inc.        18,200       453,362
     Keycorp                            32,200     1,017,520
     M&T Bank Corp.                      9,300       890,010
     Marshall & Ilsley Corp.            17,600       709,280
     National City Corp.                52,500     2,027,550
     North Fork Bancorporation, Inc.    24,700     1,097,915
     PNC Financial Services Group, Inc. 22,400     1,211,840
     Regions Financial Corp.            36,600     1,209,996
     SouthTrust Corp.                   26,400     1,099,824
     SunTrust Banks, Inc.               28,300     1,992,603
     Synovus Financial Corp.            24,500       640,675
     US Bancorp                        148,800     4,300,320
     Wachovia Corp.                    103,700     4,868,715
     Wells Fargo & Co.                 133,700     7,972,531
     Zions Bancorp                       7,100       433,384
                                                  ----------
                        Commercial Banks Total    49,759,619
  Consumer Finance - 1.3%
     American Express Co.              100,400     5,166,584
     Capital One Financial Corp.        19,100     1,411,490
     MBNA Corp.                        101,200     2,550,240
     Providian Financial Corp. (a)      23,200       360,528
     SLM Corp.                          34,500     1,538,700
                                                  ----------
                        Consumer Finance Total    11,027,542
  Diversified Financial Services - 3.7%
     Citigroup, Inc.                   410,200    18,098,024
     JPMorgan Chase & Co.              282,100    11,207,833
     Moody's Corp.                      11,700       857,025
     Principal Financial Group          24,800       892,056
                                                  ----------
          Diversified Financial Services Total    31,054,938
  Insurance - 4.5%
     Ace Ltd.                           22,500       901,350
     AFLAC, Inc.                        40,200     1,576,242




                                       Shares       Value ($)
--------------------------------------------------------------------------------
     Allstate Corp.                     54,900     2,634,651
     Ambac Financial Group, Inc.         8,600       687,570
     American International Group,
       Inc.                            206,300    14,026,337
     AON Corp.                          25,000       718,500
     Chubb Corp.                        15,100     1,061,228
     Cincinnati Financial Corp.         13,300       548,226
     Hartford Financial Services
       Group, Inc.                      23,200     1,436,776
     Jefferson-Pilot Corp.              10,800       536,328
     Lincoln National Corp.             13,900       653,300
     Loews Corp.                        14,700       859,950
     Marsh & McLennan Companies, Inc.   41,200     1,885,312
     MBIA, Inc.                         11,300       657,773
     MetLife, Inc.                      59,400     2,295,810
     Progressive Corp.                  17,200     1,457,700
     Prudential Financial, Inc.         41,100     1,933,344
     Safeco Corp.                       10,000       456,500
     St. Paul Travelers Companies, Inc. 53,000     1,752,180
     Torchmark Corp.                     8,700       462,666
     UnumProvident Corp.                23,500       368,715
     XL Capital Ltd., Class A           11,000       813,890
                                                  ----------
                               Insurance Total    37,724,348
  Real Estate - 0.5%
     Apartment Investment & Management
       Co., Class A, REIT                7,500       260,850
     Equity Office Properties Trust,
       REIT                             31,900       869,275
     Equity Residential Property
       Trust, REIT                      22,200       688,200
     Plum Creek Timber Co., Inc., REIT  14,500       507,935
     Prologis Trust, REIT               14,400       507,456
      Simon Property Group, Inc., REIT  16,500       884,895
                                                  ----------
                             Real Estate Total     3,718,611
  Thrifts & Mortgage Finance - 1.8%
     Countrywide Financial Corp.        44,600     1,756,794
     Fannie Mae                         76,600     4,856,440
     Freddie Mac                        54,400     3,549,056
     Golden West Financial Corp.        12,100     1,342,495
     MGIC Investment Corp.               7,800       519,090
     Sovereign Bancorp, Inc.            27,200       593,504
     Washington Mutual, Inc.            69,100     2,700,428
                                                  ----------
              Thrifts & Mortgage Finance Total    15,317,807
                                                  ----------
                              FINANCIALS TOTAL   170,705,239

HEALTH CARE - 13.0%
  Biotechnology - 1.3%
     Amgen, Inc. (a)                   100,300     5,685,004
     Applera Corp. - Applied Biosystems
       Group                            16,000       301,920
     Biogen Idec, Inc. (a)              26,800     1,639,356
     Chiron Corp. (a)                   14,900       658,580
     Genzyme Corp. (a)                  18,100       984,821
     Gilead Sciences, Inc. (a)          34,100     1,274,658
     Medimmune, Inc. (a)                19,700       466,890
                                                  ----------
                           Biotechnology Total    11,011,229




See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
September 30, 2004 (unaudited)                 Columbia Large Company Index Fund

                                       Shares       Value ($)
--------------------------------------------------------------------------------
COMMON STOCKS - (CONTINUED)
HEALTH CARE - (CONTINUED)
  Health Care Equipment & Supplies - 2.4%
     Bard (C.R.), Inc.                   8,300       470,029
     Bausch & Lomb, Inc.                 4,200       279,090
     Baxter International, Inc.         48,700     1,566,192
     Becton, Dickinson & Co.            19,800     1,023,660
     Biomet, Inc.                       20,100       942,288
     Boston Scientific Corp. (a)        66,700     2,649,991
     Fisher Scientific International,
       Inc. (a)                          9,100       530,803
     Guidant Corp.                      24,900     1,644,396
     Hospira, Inc. (a)                  12,400       379,440
     Medtronic, Inc.                    95,800     4,972,020
     Millipore Corp. (a)                 3,900       186,615
     PerkinElmer, Inc.                  10,100       173,922
     St. Jude Medical, Inc. (a)         14,000     1,053,780
     Stryker Corp.                      31,800     1,528,944
     Thermo Electron Corp. (a)          12,900       348,558
     Waters Corp. (a)                    9,400       414,540
     Zimmer Holdings, Inc. (a)          19,400     1,533,376
                                                  ----------
        Health Care Equipment & Supplies Total    19,697,644
  Health Care Providers & Services - 2.0%
     Aetna, Inc.                        12,200     1,219,146
     AmerisourceBergen Corp.             8,900       478,019
     Anthem, Inc. (a)                   11,100       968,475
     Cardinal Health, Inc.              34,100     1,492,557
     Caremark Rx, Inc. (a)              36,900     1,183,383
     CIGNA Corp.                        10,900       758,967
     Express Scripts, Inc. (a)           6,100       398,574
     HCA, Inc.                          38,200     1,457,330
     Health Management Associates, Inc. 19,300       394,299
     Humana, Inc. (a)                   12,600       251,748
     IMS Health, Inc.                   18,500       442,520
     Manor Care, Inc.                    6,900       206,724
     McKesson Corp.                     23,200       595,080
     Medco Health Solutions, Inc. (a)   21,500       664,350
     Quest Diagnostics, Inc.             8,100       714,582
     Tenet Healthcare Corp. (a)         36,900       398,151
     UnitedHealth Group, Inc.           52,600     3,878,724
     WellPoint Health Networks,
       Inc. (a)                         12,400     1,303,116
                                                  ----------
        Health Care Providers & Services Total    16,805,745
  Pharmaceuticals - 7.3%
     Abbott Laboratories               123,600     5,235,696
     Allergan, Inc.                     10,400       754,520
     Bristol-Myers Squibb Co.          154,000     3,645,180
     Eli Lilly and Co.                  89,500     5,374,475
     Forest Laboratories, Inc. (a)      29,300     1,317,914
     Johnson & Johnson                 235,000    13,237,550
     King Pharmaceuticals, Inc. (a)     19,100       228,054
     Merck & Co., Inc.                 175,700     5,798,100
     Mylan Laboratories, Inc.           21,300       383,400
     Pfizer, Inc.                      597,900    18,295,740
     Schering-Plough Corp.             116,600     2,222,396
     Watson Pharmaceuticals, Inc. (a)    8,700       256,302
     Wyeth                             105,600     3,949,440
                                                  ----------
                         Pharmaceuticals Total    60,698,767
                                                  ----------
                             HEALTH CARE TOTAL   108,213,385




                                       Shares       Value ($)
--------------------------------------------------------------------------------
INDUSTRIALS - 11.5%
  Aerospace & Defense - 2.0%
     Boeing Co.                         66,500     3,432,730
     General Dynamics Corp.             15,800     1,613,180
     Goodrich Corp.                      9,400       294,784
     Honeywell International, Inc.      68,100     2,442,066
     Lockheed Martin Corp.              35,200     1,963,456
     Northrop Grumman Corp.             28,400     1,514,572
     Raytheon Co.                       35,700     1,355,886
     Rockwell Collins, Inc.             14,000       519,960
     United Technologies Corp.          40,500     3,781,890
                                                  ----------
                     Aerospace & Defense Total    16,918,524
  Air Freight & Logistics - 1.1%
     FedEx Corp.                        23,800     2,039,422
     Ryder System, Inc.                  5,100       239,904
     United Parcel Service, Inc.,
       Class B                          89,000     6,756,880
                                                  ----------
                 Air Freight & Logistics Total     9,036,206
  Airlines - 0.1%
     Delta Air Lines, Inc. (a)           9,900        32,571
     Southwest Airlines Co.             62,600       852,612
                                                  ----------
                                Airlines Total       885,183
  Building Products - 0.2%
     American Standard Companies,
       Inc. (a)                         16,900       657,579
     Masco Corp.                        34,300     1,184,379
                                                  ----------
                       Building Products Total     1,841,958
  Commercial Services & Supplies - 1.0%
     Allied Waste Industries, Inc. (a)  25,200       223,020
     Apollo Group, Inc., Class A (a)    15,300     1,122,561
     Avery Dennison Corp.                8,700       572,286
     Cendant Corp.                      83,600     1,805,760
     Cintas Corp.                       13,600       571,744
     Deluxe Corp.                        4,000       164,080
     Equifax, Inc.                      10,800       284,688
     H&R Block, Inc.                    13,100       647,402
     Monster Worldwide, Inc. (a)         9,400       231,616
     Pitney Bowes, Inc.                 18,300       807,030
     R.R. Donnelley & Sons Co.          17,300       541,836
     Robert Half International, Inc.    13,600       350,472
     Waste Management, Inc.             45,900     1,254,906
                                                  ----------
          Commercial Services & Supplies Total     8,577,401
  Construction & Engineering - 0.0%
     Fluor Corp.                         6,600       293,832
                                                  ----------
              Construction & Engineering Total       293,832
  Electrical Equipment - 0.4%
     American Power Conversion Corp.    15,900       276,501
     Cooper Industries Ltd.              7,500       442,500
     Emerson Electric Co.               33,300     2,060,937
     Power-One, Inc. (a)                 6,600        42,768
     Rockwell Automation, Inc.          14,600       565,020
                                                  ----------
                    Electrical Equipment Total     3,387,726




See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
September 30, 2004 (unaudited)                 Columbia Large Company Index Fund

                                       Shares       Value ($)
--------------------------------------------------------------------------------
COMMON STOCKS - (CONTINUED)
INDUSTRIALS - (CONTINUED)
  Industrial Conglomerates - 4.6%
     3M Co.                             62,000     4,958,140
     General Electric Co.              836,100    28,076,238
     Textron, Inc.                      11,000       706,970
     Tyco International Ltd.           159,100     4,878,006
                                                  ----------
                Industrial Conglomerates Total    38,619,354
  Machinery - 1.5%
     Caterpillar, Inc.                  27,100     2,180,195
     Crane Co.                           4,700       135,924
     Cummins, Inc.                       3,500       258,615
     Danaher Corp.                      24,400     1,251,232
     Deere & Co.                        19,700     1,271,635
     Dover Corp.                        16,100       625,807
     Eaton Corp.                        12,000       760,920
     Illinois Tool Works, Inc.          23,900     2,226,763
     Ingersoll-Rand Co., Ltd., Class A  13,700       931,189
     ITT Industries, Inc.                7,300       583,927
     Navistar International Corp. (a)    5,500       204,545
     Paccar, Inc.                       13,700       946,944
     Pall Corp.                          9,900       242,352
     Parker Hannifin Corp.               9,500       559,170
                                                  ----------
                               Machinery Total    12,179,218
  Road & Rail - 0.5%
     Burlington Northern Santa Fe Corp. 29,500     1,130,145
     CSX Corp.                          17,000       564,400
     Norfolk Southern Corp.             31,200       927,888
     Union Pacific Corp.                20,500     1,201,300
                                                  ----------
                             Road & Rail Total     3,823,733
  Trading Companies & Distributors - 0.1%
     WW Grainger, Inc.                   7,200       415,080
                                                  ----------
        Trading Companies & Distributors Total       415,080
                                                  ----------
                             INDUSTRIALS TOTAL    95,978,215

INFORMATION TECHNOLOGY - 15.6%
  Communications Equipment - 2.7%
     ADC Telecommunications, Inc. (a)   64,100       116,021
     Andrew Corp. (a)                   12,700       155,448
     Avaya, Inc. (a)                    35,800       499,052
     CIENA Corp. (a)                    45,100        89,298
     Cisco Systems, Inc. (a)           535,400     9,690,740
     Comverse Technology, Inc. (a)      15,500       291,865
     Corning, Inc. (a)                 110,400     1,223,232
     JDS Uniphase Corp. (a)            114,000       384,180
     Lucent Technologies, Inc. (a)     341,200     1,081,604
     Motorola, Inc.                    187,100     3,375,284
     QUALCOMM, Inc.                    128,900     5,032,256
     Scientific-Atlanta, Inc.           12,100       313,632
     Tellabs, Inc. (a)                  33,000       303,270
                                                  ----------
                Communications Equipment Total    22,555,882





                                       Shares       Value ($)
--------------------------------------------------------------------------------
  Computers & Peripherals - 3.6%
     Apple Computer, Inc. (a)           30,700     1,189,625
     Dell, Inc. (a)                    197,700     7,038,120
     EMC Corp. (a)                     190,400     2,197,216
     Seagate Technology, Escrow Shares  18,766           188
     Gateway, Inc. (a)                  29,500       146,025
     Hewlett-Packard Co.               239,100     4,483,125
     International Business Machines
       Corp.                           132,700    11,377,698
     Lexmark International, Inc.,
        Class A (a)                     10,300       865,303
     NCR Corp. (a)                       7,500       371,925
     Network Appliance, Inc. (a)        28,300       650,900
     QLogic Corp. (a)                    7,300       216,153
     Sun Microsystems, Inc. (a)        263,400     1,064,136
                                                  ----------
                 Computers & Peripherals Total    29,600,414
  Electronic Equipment & Instruments - 0.4%
     Agilent Technologies, Inc. (a)     38,500       830,445
     Jabil Circuit, Inc. (a)            15,900       365,700
     Molex, Inc.                        15,000       447,300
     Sanmina-SCI Corp. (a)              41,300       291,165
     Solectron Corp. (a)                76,200       377,190
     Symbol Technologies, Inc.          19,000       240,160
     Tektronix, Inc.                     7,300       242,725
                                                  ----------
      Electronic Equipment & Instruments Total     2,794,685
  Internet Software & Services - 0.4%
     Yahoo!, Inc. (a)                  107,700     3,652,107
                                                  ----------
            Internet Software & Services Total     3,652,107
  IT Services - 1.2%
     Affiliated Computer Services, Inc.,
       Class A (a)                      10,100       562,267
     Automatic Data Processing, Inc.    46,300     1,913,116
     Computer Sciences Corp. (a)        14,900       701,790
     Convergys Corp. (a)                11,300       151,759
     Electronic Data Systems Corp.      40,600       787,234
     First Data Corp.                   67,900     2,953,650
     Fiserv, Inc. (a)                   15,500       540,330
     Paychex, Inc.                      29,900       901,485
     Sabre Holdings Corp.               10,900       267,377
     Sungard Data Systems, Inc. (a)     22,800       541,956
     Unisys Corp. (a)                   26,500       273,480
                                                  ----------
                             IT Services Total     9,594,444
  Office Electronics - 0.1%
     Xerox Corp. (a)                    66,400       934,912
                                                  ----------
                      Office Electronics Total       934,912
  Semiconductors & Semiconductor Equipment - 2.8%
     Advanced Micro Devices, Inc. (a)   28,100       365,300
     Altera Corp. (a)                   29,400       575,358
     Analog Devices, Inc.               30,000     1,163,400
     Applied Materials, Inc. (a)       134,500     2,217,905
     Applied Micro Circuits Corp. (a)   24,800        77,624
     Broadcom Corp., Class A (a)        25,500       695,895
     Intel Corp.                       508,000    10,190,480
     KLA-Tencor Corp. (a)               15,500       642,940
     Linear Technology Corp.            24,300       880,632




See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
September 30, 2004 (unaudited)                 Columbia Large Company Index Fund

                                       Shares       Value ($)
--------------------------------------------------------------------------------
COMMON STOCKS - (CONTINUED)
INFORMATION TECHNOLOGY - (CONTINUED)
  Semiconductors & Semiconductor Equipment - (continued)
     LSI Logic Corp. (a)                30,500       131,455
     Maxim Integrated Products, Inc.    25,700     1,086,853
     Micron Technology, Inc. (a)        48,400       582,252
     National Semiconductor Corp.       28,400       439,916
     Novellus Systems, Inc. (a)         11,300       300,467
     NVIDIA Corp. (a)                   13,200       191,664
     PMC-Sierra, Inc. (a)               14,000       123,340
     Teradyne, Inc. (a)                 15,400       206,360
     Texas Instruments, Inc.           137,100     2,917,488
     Xilinx, Inc.                       27,500       742,500
                                                  ----------
               Semiconductors & Semiconductor
                               Equipment Total    23,531,829
  Software - 4.4%
     Adobe Systems, Inc.                19,000       939,930
     Autodesk, Inc.                      9,000       437,670
     BMC Software, Inc. (a)             17,700       279,837
     Citrix Systems, Inc. (a)           13,400       234,768
     Computer Associates International,
        Inc.                            46,400     1,220,320
     Compuware Corp. (a)                30,600       157,590
     Electronic Arts, Inc. (a)          24,000     1,103,760
     Intuit, Inc. (a)                   15,200       690,080
     Mercury Interactive Corp. (a)       7,400       258,112
     Microsoft Corp.                   861,000    23,806,650
     Novell, Inc. (a)                   30,600       193,086
     Oracle Corp. (a)                  409,500     4,619,160
     Parametric Technology Corp. (a)    21,300       112,464
     PeopleSoft, Inc. (a)               29,100       577,635
     Siebel Systems, Inc. (a)           40,000       301,600
     Symantec Corp. (a)                 25,000     1,372,000
     VERITAS Software Corp. (a)         34,300       610,540
                                                  ----------
                                Software Total    36,915,202
                                                  ----------
                  INFORMATION TECHNOLOGY TOTAL   129,579,475

MATERIALS - 3.1%
  Chemicals - 1.6%
     Air Products & Chemicals, Inc.     18,000       978,840
     Dow Chemical Co.                   74,400     3,361,392
     E.I. du Pont de Nemours & Co.      79,000     3,381,200
     Eastman Chemical Co.                6,200       294,810
     Ecolab, Inc.                       20,400       641,376
     Engelhard Corp.                     9,800       277,830
     Great Lakes Chemical Corp.          4,000       102,400
     Hercules, Inc. (a)                  8,900       126,825
     International Flavors &
        Fragrances, Inc.                 7,500       286,500
     Monsanto Co.                       21,100       768,462
     PPG Industries, Inc.               13,600       833,408
     Praxair, Inc.                      25,700     1,098,418
     Rohm & Haas Co.                    17,800       764,866
     Sigma-Aldrich Corp.                 5,500       319,000
                                                  ----------
                               Chemicals Total    13,235,327






                                       Shares       Value ($)
--------------------------------------------------------------------------------
  Construction Materials - 0.0%
     Vulcan Materials Co., Inc.          8,100       412,695
                                                  ----------
                  Construction Materials Total       412,695
  Containers & Packaging - 0.2%
     Ball Corp.                          8,900       333,127
     Bemis Co., Inc.                     8,500       225,930
     Pactiv Corp. (a)                   11,900       276,675
     Sealed Air Corp. (a)                6,600       305,910
     Temple-Inland, Inc.                 4,400       295,460
                                                  ----------
                  Containers & Packaging Total     1,437,102
  Metals & Mining - 0.8%
     Alcoa, Inc.                        68,900     2,314,351
     Allegheny Technologies, Inc.        7,500       136,875
     Freeport-McMoRan Copper & Gold,
       Inc., Class B                    14,000       567,000
     Newmont Mining Corp.               35,100     1,598,103
     Nucor Corp.                         6,300       575,631
     Phelps Dodge Corp. (a)              7,400       681,022
     United States Steel Corp.           9,000       338,580
     Worthington Industries, Inc.        6,900       147,315
                                                  ----------
                         Metals & Mining Total     6,358,877
  Paper & Forest Products - 0.5%
     Georgia-Pacific Corp.              20,400       733,380
     International Paper Co.            38,500     1,555,785
     Louisiana-Pacific Corp.             8,700       225,765
     MeadWestvaco Corp.                 16,000       510,400
     Weyerhaeuser Co.                   19,000     1,263,120
                                                  ----------
                 Paper & Forest Products Total     4,288,450
                                                  ----------
                               MATERIALS TOTAL    25,732,451

TELECOMMUNICATION SERVICES - 3.7%
  Diversified Telecommunication Services - 3.0%
     ALLTEL Corp.                       24,400     1,339,804
     AT&T Corp.                         62,900       900,728
     BellSouth Corp.                   145,000     3,932,400
     CenturyTel, Inc.                   10,700       366,368
     Citizens Communications Co.        26,300       352,157
     Qwest Communications
       International, Inc. (a)         143,700       478,521
     SBC Communications, Inc.          262,400     6,809,280
     Sprint Corp.                      115,000     2,314,950
     Verizon Communications, Inc.      219,200     8,632,096
                                                  ----------
  Diversified Telecommunication Services Total    25,126,304

  Wireless Telecommunication Services - 0.7%
     AT&T Wireless Services, Inc. (a)  216,100     3,193,958
     Nextel Communications, Inc. (a)    88,200     2,102,688
                                                  ----------
     Wireless Telecommunication Services Total     5,296,646
                                                  ----------
              TELECOMMUNICATION SERVICES TOTAL    30,422,950





See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
September 30, 2004 (unaudited)                 Columbia Large Company Index Fund

                                       Shares       Value ($)
--------------------------------------------------------------------------------
COMMON STOCKS - (CONTINUED)
UTILITIES - 2.9%
  Electric Utilities - 2.0%
     Allegheny Energy, Inc. (a)         10,100       161,196
     Ameren Corp.                       15,400       710,710
     American Electric Power Co., Inc.  31,300     1,000,348
     CenterPoint Energy, Inc.           24,400       252,784
     Cinergy Corp.                      14,300       566,280
     Consolidated Edison, Inc.          19,100       802,964
     DTE Energy Co.                     13,800       582,222
     Edison International               25,800       683,958
     Entergy Corp.                      18,000     1,090,980
     Exelon Corp.                       52,300     1,918,887
     FirstEnergy Corp.                  26,100     1,072,188
     FPL Group, Inc.                    14,700     1,004,304
     PG&E Corp. (a)                     31,700       963,680
     Pinnacle West Capital Corp.         7,200       298,800
     PPL Corp.                          15,000       707,700
     Progress Energy, Inc.              19,500       825,630
     Southern Co.                       58,500     1,753,830
     TECO Energy, Inc.                  15,700       212,421
     TXU Corp.                          23,500     1,126,120
     Xcel Energy, Inc.                  31,700       549,044
                                                  ----------
                      Electric Utilities Total    16,284,046
  Gas Utilities - 0.1%
     KeySpan Corp.                      12,700       497,840
     Nicor, Inc.                         3,500       128,450
     NiSource, Inc.                     20,900       439,109
     Peoples Energy Corp.                3,000       125,040
                                                  ----------
                           Gas Utilities Total     1,190,439
  Multi-Utilities & Unregulated Power - 0.8%
     AES Corp. (a)                      51,200       511,488
     Calpine Corp. (a)                  35,100       101,790
     CMS Energy Corp. (a)               12,800       121,856
     Constellation Energy Group, Inc.   13,900       553,776
     Dominion Resources, Inc.           26,100     1,703,025
     Duke Energy Corp.                  74,300     1,700,727
     Dynegy, Inc., Class A (a)          30,100       150,199
     Public Service Enterprise Group,
        Inc.                            18,800       800,880
     Sempra Energy                      18,400       665,896
                                                  ----------
     Multi-Utilities & Unregulated Power Total     6,309,637
                                                  ----------
                               UTILITIES TOTAL    23,784,122

                           TOTAL COMMON STOCKS
                        (cost of $758,262,801)   824,301,059

INVESTMENT COMPANY - 1.0%
     SPDR Trust Series 1                77,300     8,639,048
                                                  ----------
                      TOTAL INVESTMENT COMPANY
                          (cost of $8,690,235)     8,639,048






                                      Par ($)       Value ($)
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 2.0%
     Repurchase agreement with State
     Street Bank & Trust Co., dated
     09/30/04, due 10/01/04 at 1.580%,
     collateralized by a U.S. Treasury
     Bond maturing 02/15/21, market
     value $17,108,800 (repurchase
     proceeds $16,768,736)          16,768,000    16,768,000
                                                  ----------

                   TOTAL SHORT-TERM OBLIGATION
                         (cost of $16,768,000)    16,768,000



                    Total Investments - 102.1%
                    (cost of $783,721,036) (c)   849,708,107

      Other Assets & Liabilities, Net - (2.1)%   (17,568,367)

                           Net Assets - 100.0%   832,139,740


NOTES TO INVESTMENT PORTFOLIO:

(a)Non-income producing security.

(b)Investments in Affiliates during the six months ended September 30, 2004:

   Security Name: Bank of America Corp., effective April 1, 2004, the parent company of the Investment Advisor.

   Shares as of 04/30/04:               120,812
   Shares purchased:                      3,200
   Shares sold:                          19,600
   Shares acquired from merger:          49,588
   Shares acquired through 2 for 1
     stock split:                       168,100
   Shares as of 09/30/04:               322,100
   Net realized gain:               $   651,311
   Dividend income earned:          $   287,100
   Value at end of period:          $13,956,593

(c)Cost for both financial statements and federal income tax purposes is the same.

                 ACRONYM                  NAME
               -----------              ---------
                  REIT        Real Estate Investment Trust





See Accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
September 30, 2004 (unaudited)                 Columbia Small Company Index Fund



                                       Shares       Value ($)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 16.8%
  Auto Components - 0.1%
     Midas, Inc. (a)                    10,400       168,480
     Standard Motor Products, Inc.      13,100       197,941
     Tower Automotive, Inc. (a)         38,600        80,674
                                                  ----------
                         Auto Components Total       447,095
  Automobiles - 0.6%
     Coachmen Industries, Inc.          10,400       164,112
     Fleetwood Enterprises, Inc. (a)    36,700       557,106
     Monaco Coach Corp.                 19,500       422,175
     Winnebago Industries, Inc.         22,300       772,472
                                                  ----------
                             Automobiles Total     1,915,865
  Distributors - 0.0%
     Advanced Marketing Services, Inc.  12,600       135,954
                                                  ----------
                            Distributors Total       135,954
  Hotels, Restaurants & Leisure - 3.9%
     Argosy Gaming Co. (a)              19,500       764,400
     Aztar Corp. (a)                    23,000       609,500
     Bally Total Fitness Holding
       Corp. (a)                        22,600        82,264
     CEC Entertainment, Inc. (a)        24,300       893,025
     IHOP Corp.                         13,400       512,014
     Jack in the Box, Inc. (a)          24,400       774,212
     Landry's Restaurants, Inc.         18,300       499,407
     Lone Star Steakhouse Saloon, Inc.  14,600       377,118
     Marcus Corp.                       19,800       385,506
     Multimedia Games, Inc. (a)         18,600       288,300
     O'Charleys, Inc. (a)               14,100       229,830
     P.F. Chang's China Bistro,
       Inc. (a)                         17,000       824,330
     Panera Bread Co. (a)               20,000       750,800
     Papa John's International,
       Inc. (a)                         11,100       340,548
     Pinnacle Entertainment, Inc. (a)   23,600       325,680
     Prime Hospitality Corp. (a)        29,600       360,232
     Rare Hospitality International,
       Inc. (a)                         22,500       599,625
     Ryan's Restaurant Group, Inc. (a)  27,600       409,584
     Shuffle Master, Inc. (a)           15,400       576,884
     Sonic Corp. (a)                    39,500     1,012,385
     Steak N Shake Co. (a)              18,200       310,856
     Triarc Companies, Inc.             42,600       488,622
     WMS Industries, Inc. (a)           20,000       513,800
                                                  ----------
           Hotels, Restaurants & Leisure Total    11,928,922
  Household Durables - 3.0%
     Applica, Inc.                      16,000        64,640
     Bassett Furniture Industries, Inc.  7,700       145,376
     Champion Enterprises, Inc. (a)     47,300       486,717
     Department 56, Inc. (a)             8,900       145,070
     Enesco Group, Inc. (a)              9,500        65,075
     Ethan Allen Interiors, Inc.        24,700       858,325
     Fedders Corp.                      20,200        82,618
     Interface, Inc., Class A (a)       34,400       275,888
     La-Z-Boy, Inc.                     34,500       523,710
     Libbey, Inc.                        9,100       170,170
     M.D.C. Holdings, Inc.              21,600     1,578,960





                                       Shares       Value ($)
--------------------------------------------------------------------------------
     Meritage Corp. (a)                  8,600       675,960
     National Presto Industries, Inc.    4,500       188,190
     NVR, Inc. (a)                       4,200     2,314,200
     Russ Berrie & Co., Inc.            13,800       278,070
     Skyline Corp.                       5,600       224,280
     Standard-Pacific Corp.             22,300     1,257,051
     Vialta, Inc. (a)                        1         -- (b)
                                                  ----------
                      Household Durables Total     9,334,300
  Internet & Catalog Retail - 0.3%
     Insight Enterprises, Inc. (a)      32,200       542,248
     J Jill Group, Inc. (a)             13,300       264,005
                                                  ----------
               Internet & Catalog Retail Total       806,253
  Leisure Equipment & Products - 1.5%
     Action Performance Companies, Inc. 12,200       123,586
     Arctic Cat, Inc.                   13,800       358,110
     JAKKS Pacific, Inc. (a)            17,300       397,900
     K2, Inc. (a)                       30,900       442,179
     Meade Instruments Corp. (a)        13,300        41,363
     Nautilus Group, Inc.               21,700       490,203
     Polaris Industries, Inc.           28,300     1,579,706
     SCP Pool Corp.                     35,000       935,900
     Sturm Ruger & Co., Inc.            17,800       160,378
                                                  ----------
            Leisure Equipment & Products Total     4,529,325
  Media - 0.7%
     4Kids Entertainment, Inc. (a)       9,000       181,800
     Advo, Inc.                         20,300       628,082
     Arbitron, Inc. (a)                 20,700       757,827
     Information Holdings, Inc. (a)     13,900       378,497
     Thomas Nelson, Inc.                 9,700       189,635
                                                  ----------
                                   Media Total     2,135,841
  Multiline Retail - 0.3%
     Fred's, Inc.                       26,000       466,960
     Shopko Stores, Inc. (a)            19,500       339,495
                                                  ----------
                        Multiline Retail Total       806,455
  Specialty Retail - 4.4%
     Aaron Rents, Inc.                  33,000       718,080
     Building Material Holding Corp.     8,900       244,928
     Burlington Coat Factory Warehouse
       Corp.                            29,600       628,408
     Cato Corp., Class A                13,700       304,825
     Children's Place Retail Stores,
       Inc. (a)                         17,900       427,989
     Christopher & Banks Corp.          24,200       387,442
     Cost Plus, Inc. (a)                14,500       513,010
     Dress Barn, Inc. (a)               19,600       342,020
     Electronics Boutique Holdings
       Corp. (a)                        15,800       538,780
     Genesco, Inc. (a)                  14,500       341,475
     Goody's Family Clothing, Inc.      21,900       184,398
     Group 1 Automotive, Inc. (a)       15,200       414,656
     Guitar Center, Inc. (a)            16,700       723,110
     Gymboree Corp. (a)                 20,300       292,320
     Hancock Fabrics, Inc.              12,500       149,750
     Haverty Furniture Companies, Inc.  15,000       263,100
     Hibbett Sporting Goods, Inc. (a)   15,500       317,595




See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
September 30, 2004 (unaudited)                 Columbia Small Company Index Fund

                                       Shares       Value ($)
--------------------------------------------------------------------------------
COMMON STOCKS - (CONTINUED)
CONSUMER DISCRETIONARY - (CONTINUED)
  Specialty Retail - (continued)
     Hot Topic, Inc. (a)                31,000       528,240
     Jo-Ann Stores, Inc. (a)            14,901       417,824
     Linens 'N Things, Inc. (a)         29,900       692,783
     Men's Wearhouse, Inc. (a)          24,000       697,200
     Movie Gallery, Inc.                21,400       375,142
     Pep Boys-Manny Moe & Jack, Inc.    39,900       558,600
     Select Comfort Corp. (a)           24,300       442,260
     Stein Mart, Inc. (a)               28,000       426,160
     TBC Corp. (a)                      14,800       330,632
     Too, Inc. (a)                      22,800       411,996
     Tractor Supply Co. (a)             25,400       798,576
     Zale Corp. (a)                     34,500       969,450
                                                  ----------
                        Specialty Retail Total    13,440,749
  Textiles, Apparel & Luxury Goods - 2.0%
     Ashworth, Inc. (a)                  8,900        72,980
     Brown Shoe Co., Inc.               12,000       300,720
     Fossil, Inc. (a)                   46,900     1,451,086
     Haggar Corp.                        4,800        82,272
     K-Swiss, Inc.                      23,100       444,675
     Kellwood Co.                       18,200       663,390
     Oshkosh B'Gosh, Inc., Class A       7,800       157,560
     Oxford Industries, Inc.            10,800       402,300
     Phillips-Van Heusen Corp.          20,400       454,512
     Quiksilver, Inc. (a)               37,600       955,792
     Russell Corp.                      21,600       363,744
     Stride Rite Corp.                  25,000       256,250
     Wolverine World Wide, Inc.         25,900       652,680
                                                  ----------
        Textiles, Apparel & Luxury Goods Total     6,257,961
                                                  ----------
                  CONSUMER DISCRETIONARY TOTAL    51,738,720

CONSUMER STAPLES - 3.3%
  Food & Staples Retailing - 1.0%
     Casey's General Stores, Inc.       33,200       617,188
     Great Atlantic & Pacific Tea
       Co., Inc. (a)                    25,600       156,160
     Longs Drug Stores Corp.            24,700       597,740
     Nash Finch Co.                      8,200       257,890
     Performance Food Group Co. (a)     30,800       729,960
     United Natural Foods, Inc. (a)     26,500       704,900
                                                  ----------
                Food & Staples Retailing Total     3,063,838
  Food Products - 1.6%
     American Italian Pasta Co., Inc.   12,000       313,800
     Corn Products International, Inc.  24,400     1,124,840
     Delta & Pine Land Co.              25,500       682,125
     Flowers Foods, Inc.                29,100       752,235
     Hain Celestial Group, Inc. (a)     24,200       427,856
     J&J Snack Foods Corp. (a)           6,000       257,280
     Lance, Inc.                        19,600       316,540
     Ralcorp Holdings, Inc. (a)         19,400       700,340
     Sanderson Farms, Inc.              13,200       441,540
                                                  ----------
                           Food Products Total     5,016,556





                                       Shares       Value ($)
--------------------------------------------------------------------------------
  Household Products - 0.3%
     Rayovac Corp. (a)                  22,900       603,415
     WD-40 Co.                          11,200       320,320
                                                  ----------
                      Household Products Total       923,735
  Personal Products - 0.4%
     Nature's Sunshine Products, Inc.   10,000       151,700
     NBTY, Inc. (a)                     44,400       957,264
                                                  ----------
                       Personal Products Total     1,108,964
  Tobacco - 0.0%
     DIMON, Inc.                        29,900       176,111
                                                  ----------
                                 Tobacco Total       176,111
                                                  ----------
                        CONSUMER STAPLES TOTAL    10,289,204

ENERGY - 6.4%
  Energy Equipment & Services - 3.0%
     Atwood Oceanics, Inc. (a)           9,200       437,368
     Cal Dive International, Inc. (a)   25,400       904,748
     CARBO Ceramics, Inc.               10,600       764,684
     Dril-Quip, Inc. (a)                11,500       256,450
     Hydril Co. (a)                     15,300       657,135
     Input/Output, Inc. (a)             50,500       520,655
     Lone Star Technologies, Inc. (a)   19,200       725,760
     Maverick Tube Corp. (a)            28,200       868,842
     Oceaneering International, Inc. (a)16,700       615,228
     Offshore Logistics, Inc. (a)       15,200       523,184
     SEACOR Holdings, Inc. (a)          12,200       570,350
     Tetra Technologies, Inc. (a)       14,800       459,540
     Unit Corp. (a)                     30,300     1,062,924
     Veritas DGC, Inc. (a)              22,200       505,716
     W-H Energy Services, Inc. (a)      18,200       377,650
                                                  ----------
             Energy Equipment & Services Total     9,250,234
  Oil & Gas - 3.4%
     Cabot Oil & Gas Corp., Class A     21,900       983,310
     Cimarex Energy Co. (a)             27,400       957,356
     Evergreen Resources, Inc. (a)      28,600     1,140,282
     Frontier Oil Corp.                 17,900       422,619
     Patina Oil & Gas Corp.             46,800     1,383,876
     Petroleum Development Corp. (a)    10,800       473,256
     Remington Oil & Gas Corp. (a)      18,300       480,375
     Southwestern Energy Co. (a)        24,000     1,007,760
     Spinnaker Exploration Co. (a)      22,500       788,400
     St. Mary Land & Exploration Co.    19,000       756,390
     Stone Energy Corp. (a)             17,700       774,552
     Swift Energy Co. (a)               18,500       443,260
     Vintage Petroleum, Inc.            43,200       867,024
                                                  ----------
                               Oil & Gas Total    10,478,460
                                                  ----------
                                  ENERGY TOTAL    19,728,694

FINANCIALS - 15.7%
  Capital Markets - 0.2%
     Piper Jaffray Companies, Inc. (a)  13,200       522,588
                                                  ----------
                         Capital Markets Total       522,588




See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
September 30, 2004 (unaudited)                 Columbia Small Company Index Fund

                                       Shares       Value ($)
--------------------------------------------------------------------------------
COMMON STOCKS - (CONTINUED)
FINANCIALS - (CONTINUED)
  Commercial Banks - 6.3%
     Boston Private Financial
       Holdings, Inc.                   18,100       451,776
     Chittenden Corp.                   30,600       833,850
     Community Bank System, Inc.        20,300       510,139
     Community First Bankshares, Inc.   24,500       785,470
     East-West Bancorp, Inc.            33,400     1,121,906
     First Bancorp. Puerto Rico         26,700     1,289,610
     First Midwest Bancorp, Inc.        30,800     1,064,448
     First Republic Bank                10,500       483,000
     Gold Banc Corp., Inc.              26,600       358,834
     Hudson United BanCorp              29,800     1,098,130
     Irwin Financial Corp.              18,800       485,416
     PrivateBancorp, Inc.               13,500       363,960
     Provident Bankshares Corp.         21,900       734,745
     Republic Bancorp, Inc.             42,500       654,500
     Riggs National Corp.               19,400       430,680
     South Financial Group, Inc.        46,800     1,319,760
     Southwest Bancorporation of
       Texas, Inc.                      45,900       924,426
     Sterling Bancshares, Inc.          29,800       400,810
     Susquehanna Bancshares, Inc.       30,800       757,680
     Trustco Bank Corp.                 49,300       632,026
     UCBH Holdings, Inc.                30,000     1,172,100
     Umpqua Holdings Corp.              29,000       654,240
     United Bankshares, Inc.            28,800       997,920
     Whitney Holding Corp.              27,100     1,138,200
     Wintrust Financial Corp.           13,600       779,008
                                                  ----------
                        Commercial Banks Total    19,442,634
  Consumer Finance - 0.4%
     Cash America International, Inc.   18,800       459,848
     MoneyGram International, Inc.      14,700       251,076
     Rewards Network, Inc. (a)          16,400       109,388
     World Acceptance Corp. (a)         12,200       283,650
                                                  ----------
                        Consumer Finance Total     1,103,962
  Diversified Financial Services - 0.3%
     Financial Federal Corp. (a)        11,400       427,272
     Investment Technology Group,
       Inc. (a)                         27,800       425,340
     SWS Group, Inc.                    11,400       183,312
                                                  ----------
          Diversified Financial Services Total     1,035,924
  Insurance - 2.4%
     Delphi Financial Group, Inc.,
       Class A                          20,900       839,553
     Hilb Rogal & Hobbs Co.             23,800       862,036
     LandAmerica Financial Group, Inc.  12,000       546,000
     Philadelphia Consolidated Holding
       Co. (a)                          14,700       810,264
     Presidential Life Corp.            19,500       335,010
     ProAssurance Corp. (a)             19,300       675,886
     RLI Corp.                          16,700       627,085
     SCPIE Holdings, Inc.                6,600        59,202
     Selective Insurance Group, Inc.    18,400       684,480
     Stewart Information Services Corp. 12,000       472,800
     UICI                               30,800     1,008,392
     Zenith National Insurance Corp.    12,800       541,568
                                                  ----------
                               Insurance Total     7,462,276




                                       Shares       Value ($)
--------------------------------------------------------------------------------
  Real Estate - 3.2%
     Entertainment Properties Trust,
       REIT                             16,300       616,140
     Capital Automotive, REIT           25,300       791,131
     Colonial Properties Trust          18,000       723,960
     Commercial Net Lease Realty,
       Inc., REIT                       34,400       626,768
     Essex Property Trust, Inc., REIT   15,200     1,092,120
     Gables Residential Trust           19,400       662,510
     Glenborough Realty Trust, Inc.     21,200       440,324
     Kilroy Realty Corp., REIT          18,800       714,964
     Lexington Corporate Properties
       Trust                            32,000       694,720
     New Century Financial Corp.        31,500     1,896,930
     Shurgard Storage Centers, Inc.,
       Class A, REIT                    30,500     1,183,400
     Sovran Self Storage, Inc., REIT    10,100       395,718
                                                  ----------
                             Real Estate Total     9,838,685
  Thrifts & Mortgage Finance - 2.9%
     Anchor BanCorp Wisconsin, Inc.     15,300       396,270
     BankAtlantic Bancorp, Inc.,
       Class A                          39,700       727,304
     Bankunited Financial Corp. (a)     19,900       580,085
     Brookline Bancorp, Inc.            39,200       614,264
     Commercial Federal Corp.           26,300       709,574
     Dime Community Bancshares          24,700       414,960
     Downey Financial Corp.             18,500     1,016,760
     FirstFed Financial Corp. (a)       10,900       532,792
     Flagstar BanCorp, Inc.             40,600       863,968
     Fremont General Corp.              51,100     1,182,965
     MAF Bancorp, Inc.                  21,600       931,608
     Sterling Financial Corp. (a)       15,000       528,600
     Waypoint Financial Corp.           22,200       612,054
                                                  ----------
              Thrifts & Mortgage Finance Total     9,111,204
                                                  ----------
                              FINANCIALS TOTAL    48,517,273

HEALTH CARE - 12.3%
  Biotechnology - 0.6%
     Arqule, Inc. (a)                   19,100        88,242
     Enzo Biochem, Inc. (a)             20,500       307,500
     Regeneron Pharmaceuticals,
       Inc. (a)                         36,900       320,292
     Savient Pharmaceuticals, Inc. (a)  40,000        92,000
     Techne Corp. (a)                   27,300     1,042,314
                                                  ----------
                           Biotechnology Total     1,850,348
  Health Care Equipment & Supplies - 5.8%
     Advanced Medical Optics, Inc. (a)  23,600       933,852
     American Medical Systems
       Holdings, Inc. (a)               22,300       808,821
     Analogic Corp.                      9,000       375,210
     ArthroCare Corp. (a)               14,300       418,847
     Biolase Technology, Inc.           16,100       131,376
     Biosite, Inc. (a)                  10,500       514,080
     CONMED Corp. (a)                   19,800       520,740
     Cooper Companies, Inc.             21,700     1,487,535
     Cyberonics, Inc. (a)               15,800       323,268
     Datascope Corp.                     9,800       365,540
     Diagnostic Products Corp.          19,300       788,791
     DJ Orthopedics, Inc. (a)           14,500       255,925
     Haemonetics Corp. (a)              16,700       548,428





See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
September 30, 2004 (unaudited)                 Columbia Small Company Index Fund

                                       Shares       Value ($)
--------------------------------------------------------------------------------
COMMON STOCKS - (CONTINUED)
HEALTH CARE - (CONTINUED)
  Health Care Equipment & Supplies - (continued)
     Hologic, Inc. (a)                  13,600       262,072
     ICU Medical, Inc. (a)               9,100       236,964
     IDEXX Laboratories, Inc. (a)       22,700     1,151,798
     Immucor, Inc. (a)                  19,800       490,050
     Integra LifeSciences Holdings
       Corp. (a)                        19,100       613,301
     Invacare Corp.                     20,700       952,200
     Kensey Nash Corp. (a)               7,600       199,044
     Mentor Corp.                       28,100       946,408
     Merit Medical Systems, Inc. (a)    17,500       264,425
     Osteotech, Inc. (a)                11,400        44,916
     Polymedica Corp.                   18,100       557,480
     Possis Medical, Inc. (a)           12,000       187,920
     ResMed, Inc. (a)                   22,400     1,066,464
     Respironics, Inc. (a)              23,100     1,234,464
     Sola International, Inc. (a)       21,300       405,765
     SurModics, Inc. (a)                11,600       275,500
     Sybron Dental Specialties,
       Inc. (a)                         25,800       766,002
     Theragenics Corp. (a)              19,900        72,635
     Viasys Healthcare, Inc. (a)        20,500       342,965
     Vital Signs, Inc.                   8,400       268,632
     Wilson Greatbatch Technologies,
       Inc. (a)                         14,200       254,038
                                                  ----------
        Health Care Equipment & Supplies Total    18,065,456
  Health Care Providers & Services - 4.6%
     Accredo Health, Inc. (a)           32,100       756,597
     American Healthways, Inc. (a)      21,700       631,687
     AMERIGROUP Corp. (a)               16,500       928,125
     Amsurg Corp. (a)                   20,100       425,718
     Centene Corp. (a)                  13,600       579,088
     Cerner Corp. (a)                   23,900     1,033,914
     Chemed Corp.                        8,200       457,068
     Cross Country Healthcare, Inc. (a) 21,200       328,600
     Cryolife, Inc. (a)                 15,400       111,804
     Curative Health Services, Inc. (a)  8,600        59,082
     Dendrite International, Inc. (a)   27,600       444,912
     Gentiva Health Services, Inc. (a)  16,300       266,831
     Hooper Holmes, Inc.                43,100       193,088
     LabOne, Inc. (a)                   11,300       330,299
     NDC Health Corp.                   23,900       383,595
     OCA, Inc. (a)                      33,200       157,368
     Odyssey Healthcare, Inc. (a)       24,300       431,325
     Owens & Minor, Inc.                26,100       662,940
     PAREXEL International Corp. (a)    17,300       339,080
     Pediatrix Medical Group, Inc. (a)  15,900       872,115
     Pharmaceutical Product Development,
       Inc. (a)                         37,400     1,346,400
     Priority Healthcare Corp.,
       Class B (a)                      28,900       582,335
     Province Healthcare Co. (a)        33,000       690,360
     RehabCare Group, Inc. (a)          10,800       248,724
     Sierra Health Services, Inc. (a)   17,800       853,154
     Sunrise Senior Living, Inc. (a)    13,600       477,632
     United Surgical Partners International,
       Inc. (a)                         18,800       645,780
                                                  ----------
        Health Care Providers & Services Total    14,237,621





                                       Shares       Value ($)
--------------------------------------------------------------------------------
  Pharmaceuticals - 1.3%
     Alpharma, Inc., Class A            34,800       636,492
     Bradley Pharmaceuticals, Inc. (a)  10,400       211,640
     Medicis Pharmaceutical Corp.,
       Class A                          37,600     1,467,904
     MGI Pharma, Inc. (a)               46,900     1,251,761
     Noven Pharmaceuticals, Inc. (a)    15,500       323,020
                                                  ----------
                         Pharmaceuticals Total     3,890,817
                                                  ----------
                             HEALTH CARE TOTAL    38,044,242

INDUSTRIALS - 19.4%
  Aerospace & Defense - 2.6%
     AAR Corp. (a)                      21,400       266,430
     Applied Signal Technology, Inc.     7,400       236,726
     Armor Holdings, Inc. (a)           21,700       902,937
     Cubic Corp.                        17,700       405,330
     Curtiss-Wright Corp.               14,200       812,666
     DRS Technologies, Inc. (a)         18,000       673,920
     EDO Corp.                          13,200       366,300
     Engineered Support Systems, Inc.   17,300       789,572
     Esterline Technologies Corp. (a)   14,000       428,260
     GenCorp, Inc.                      29,700       402,435
     Invision Technologies, Inc. (a)    11,700       526,383
     Kaman Corp., Class A               15,100       180,294
     Mercury Computer Systems, Inc. (a) 14,100       379,572
     Moog, Inc. (a)                     17,000       617,100
     Teledyne Technologies, Inc. (a)    21,500       538,360
     Triumph Group, Inc. (a)            10,500       355,215
                                                  ----------
                     Aerospace & Defense Total     7,881,500
  Air Freight & Logistics - 0.5%
     EGL, Inc. (a)                      29,600       895,696
     Forward Air Corp. (a)              14,300       572,286
                                                  ----------
                 Air Freight & Logistics Total     1,467,982
  Airlines - 0.3%
     FLYi, Inc. (a)                     30,100       117,691
     Frontier Airlines, Inc. (a)        23,600       181,248
     Mesa Air Group, Inc. (a)           20,900       106,590
     Skywest, Inc.                      38,700       582,435
                                                  ----------
                                Airlines Total       987,964
  Building Products - 1.0%
     Apogee Enterprises, Inc.           18,200       235,326
     ElkCorp                            13,100       363,656
     Griffon Corp. (a)                  19,500       411,450
     Lennox International, Inc.         39,000       582,660
     Simpson Manufacturing Co., Inc.    15,800       998,560
     Universal Forest Products, Inc.    11,900       406,980
                                                  ----------
                       Building Products Total     2,998,632
  Commercial Services & Supplies - 4.1%
     ABM Industries, Inc.               32,200       648,830
     Administaff, Inc. (a)              17,400       203,580
     Angelica Corp.                      5,900       146,792
     Bowne & Co., Inc.                  23,400       303,966
     Brady Corp., Class A               15,800       770,566



See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
September 30, 2004 (unaudited)                 Columbia Small Company Index Fund

                                       Shares       Value ($)
--------------------------------------------------------------------------------
COMMON STOCKS - (CONTINUED)
INDUSTRIALS - (CONTINUED)
  Commercial Services & Supplies - (continued)
     CDI Corp.                          13,100       268,550
     Central Parking Corp.              24,300       321,246
     Coinstar, Inc. (a)                 14,200       330,860
     Consolidated Graphics, Inc. (a)     9,000       377,100
     CPI Corp.                           5,100        67,575
     G&K Services, Inc.                 13,800       548,412
     Harland (John H.) Co.              18,400       576,840
     Heidrick & Struggles
       International, Inc. (a)          12,700       366,014
     Imagistics International, Inc. (a) 11,000       369,600
     Insurance Auto Auctions, Inc. (a)   7,700       132,055
     Ionics, Inc. (a)                   15,000       405,000
     Labor Ready, Inc. (a)              27,800       389,756
     MemberWorks, Inc. (a)               7,000       183,680
     Mobile Mini, Inc. (a)               9,700       240,560
     NCO Group, Inc. (a)                21,100       568,645
     On Assignment, Inc. (a)            16,700        74,148
     Pre-Paid Legal Services, Inc. (a)  10,200       261,936
     PRG-Schultz International,
       Inc. (a)                         41,000       235,340
     School Specialty, Inc. (a)         15,000       591,150
     SOURCECORP (a)                     10,500       232,470
     Spherion Corp. (a)                 40,400       315,928
     Standard Register Co.              18,900       198,450
     Tetra Tech, Inc. (a)               37,300       472,591
     United Stationers, Inc. (a)        22,000       954,800
     Viad Corp.                          3,675        87,208
     Volt Information Sciences,
       Inc. (a)                         10,100       290,577
     Waste Connections, Inc. (a)        31,800     1,007,424
     Watson Wyatt & Co. Holdings        21,400       562,820
                                                  ----------
          Commercial Services & Supplies Total    12,504,469
  Construction & Engineering - 0.6%
     EMCOR Group, Inc. (a)              10,000       376,200
     Insituform Technologies, Inc. (a)  17,700       330,459
     Shaw Group, Inc. (a)               42,300       507,600
     URS Corp. (a)                      28,500       760,380
                                                  ----------
              Construction & Engineering Total     1,974,639
  Electrical Equipment - 2.0%
     Acuity Brands, Inc.                28,200       670,314
     Artesyn Technologies, Inc. (a)     26,000       259,480
     Baldor Electric Co.                21,800       515,788
     C&D Technologies, Inc.             16,800       319,536
     Dionex Corp. (a)                   13,900       760,330
     Intermagnetics General Corp. (a)   17,200       398,180
     MagneTek, Inc. (a)                 18,900       141,183
     Regal-Beloit Corp.                 16,200       391,878
     Roper Industries, Inc.             24,500     1,407,770
     Smith (A.O.) Corp.                 19,500       474,825
     Vicor Corp.                        27,900       282,069
     Woodward Governor Co.               7,500       506,175
                                                  ----------
                    Electrical Equipment Total     6,127,528




                                       Shares       Value ($)
--------------------------------------------------------------------------------
  Industrial Conglomerates - 0.2%
     Standex International Corp.         8,100       198,450
     Tredegar Corp.                     25,500       464,100
                                                  ----------
                Industrial Conglomerates Total       662,550
  Machinery - 5.1%
     Albany International Corp.,
       Class A                          22,000       655,820
     Astec Industries, Inc. (a)         13,200       252,384
     Barnes Group, Inc.                 15,300       420,291
     Briggs & Stratton Corp.            17,000     1,380,400
     Clarcor, Inc.                      16,900       805,623
     CUNO, Inc. (a)                     11,200       646,800
     Gardner Denver, Inc. (a)           13,100       361,167
     IDEX Corp.                         33,400     1,134,264
     JLG Industries, Inc.               29,000       487,200
     Kaydon Corp.                       18,700       537,999
     Lindsay Manufacturing Co.           7,800       209,274
     Lydall, Inc. (a)                   10,700        99,510
     Manitowoc, Inc.                    17,700       627,642
     Mascotech, Inc., Escrowed
       Shares (a)                       31,800        -- (b)
     Milacron, Inc.                     23,700        73,944
     Mueller Industries, Inc.           23,200       996,440
     Oshkosh Truck Corp.                23,400     1,335,204
     Reliance Steel & Aluminum Co.      21,600       857,520
     Robbins & Myers, Inc.               9,600       211,200
     Stewart & Stevenson Services, Inc. 19,100       337,497
     Thomas Industries, Inc.            11,600       364,240
     Timken Co.                         59,700     1,469,814
     Toro Co.                           15,100     1,031,330
     Valmont Industries, Inc.           15,800       329,746
     Wabash National Corp. (a)          22,400       615,328
     Watts Water Technologies, Inc.     21,400       574,590
     Wolverine Tube, Inc. (a)            9,800       113,190
                                                  ----------
                               Machinery Total    15,928,417
  Marine - 0.2%
     Kirby Corp. (a)                    16,300       654,445
                                                  ----------
                                  Marine Total       654,445
  Road & Rail - 2.0%
     Arkansas Best Corp.                16,500       604,230
     Heartland Express, Inc.            49,700       916,965
     Kansas City Southern (a)           41,600       631,072
     Knight Transportation, Inc. (a)    37,400       801,108
     Landstar System, Inc. (a)          20,100     1,179,468
     USF Corp.                          18,400       660,376
     Yellow Roadway Corp. (a)           31,900     1,495,791
                                                  ----------
                             Road & Rail Total     6,289,010
  Trading Companies & Distributors - 0.8%
     Applied Industrial Technologies,
       Inc.                             13,000       464,620
     Hughes Supply, Inc.                40,800     1,226,856
     Lawson Products, Inc.               6,200       254,014
     Watsco, Inc.                       17,700       531,531
                                                  ----------
        Trading Companies & Distributors Total     2,477,021
                                                  ----------
                             INDUSTRIALS TOTAL    59,954,157




See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
September 30, 2004 (unaudited)                 Columbia Small Company Index Fund

                                       Shares       Value ($)
--------------------------------------------------------------------------------
COMMON STOCKS - (CONTINUED)
INFORMATION TECHNOLOGY - 15.2%
  Communications Equipment - 1.2%
     Audiovox Corp., Class A (a)        15,300       257,652
     Bel Fuse, Inc., Class B             7,500       248,100
     Belden, Inc.                       31,100       677,980
     Black Box Corp.                    11,600       428,620
     Brooktrout, Inc. (a)                8,600        77,916
     C-COR.net Corp. (a)                28,500       240,825
     Ceva, Inc. (a)                          1             8
     Digi International, Inc. (a)       14,400       164,592
     Harmonic, Inc. (a)                 47,900       318,535
     Inter-Tel, Inc.                    17,100       369,702
     Network Equipment Technologies,
       Inc. (a)                         16,100       106,421
     PC-Tel, Inc. (a)                   13,800       113,988
     SCM Microsystems, Inc. (a)         10,200        27,948
     Symmetricom, Inc. (a)              29,800       281,908
     Tollgrade Communications, Inc. (a)  8,700        76,473
     Viasat, Inc. (a)                   17,700       355,770
                                                  ----------
                Communications Equipment Total     3,746,438
  Computers & Peripherals - 0.9%
     Adaptec, Inc. (a)                  72,900       554,040
     Avid Technology, Inc. (a)          22,200     1,040,514
     Hutchinson Technology, Inc. (a)    17,300       462,429
     Pinnacle Systems, Inc. (a)         45,600       190,152
     SBS Technologies, Inc. (a)         10,100       123,220
     Synaptics, Inc. (a)                16,500       332,640
                                                  ----------
                 Computers & Peripherals Total     2,702,995
  Electronic Equipment & Instruments - 4.3%
     Aeroflex, Inc. (a)                 49,200       520,044
     Agilysys, Inc.                     21,400       370,006
     Anixter International, Inc. (a)    24,500       859,705
     BEI Technologies, Inc.              9,800       268,520
     Bell Microproducts, Inc. (a)       18,600       144,336
     Benchmark Electronics, Inc. (a)    27,300       813,540
     Checkpoint Systems, Inc. (a)       24,900       387,693
     Cognex Corp.                       30,500       799,100
     Coherent, Inc. (a)                 20,100       521,394
     CTS Corp.                          23,900       301,140
     Daktronics, Inc. (a)               12,500       305,625
     Electro Scientific Industries,
       Inc. (a)                         18,700       324,445
     Flir Systems, Inc. (a)             22,400     1,310,400
     Gerber Scientific, Inc. (a)        14,700        96,873
     Global Imaging Systems, Inc. (a)   15,300       475,524
     Itron, Inc. (a)                    13,900       242,555
     Keithley Instruments, Inc.         10,800       188,460
     Littelfuse, Inc. (a)               14,800       511,044
     Methode Electronics, Inc.,
       Class A                          23,500       300,565
     Park Electrochemical Corp.         13,200       279,840
     Paxar Corp. (a)                    26,300       596,484
     Photon Dynamics, Inc. (a)          11,100       225,330
     Planar Systems, Inc. (a)            9,700       108,737
     Radisys Corp. (a)                  12,600       175,770
     Rogers Corp. (a)                   11,100       471,639
     ScanSource, Inc. (a)                8,300       529,540




                                       Shares       Value ($)
--------------------------------------------------------------------------------
     Technitrol, Inc. (a)               26,800       522,600
     Trimble Navigation Ltd. (a)        33,900     1,071,240
     Veeco Instruments, Inc. (a)        19,700       413,109
     X-Rite, Inc.                       13,800       201,066
                                                  ----------
      Electronic Equipment & Instruments Total    13,336,324
  Internet Software & Services - 0.9%
     Digital Insight Corp. (a)          23,500       320,305
     FindWhat.com (a)                   20,000       374,600
     j2 Global Communications, Inc. (a) 15,400       486,486
     Netegrity, Inc. (a)                25,400       190,754
     WebEx Communications, Inc. (a)     29,400       641,508
     Websense, Inc. (a)                 15,400       641,718
     Zix Corp.                          21,200        97,096
                                                  ----------
            Internet Software & Services Total     2,752,467
  IT Services - 1.6%
     CACI International, Inc.,
       Class A (a)                      19,300     1,018,654
     Carreker Corp. (a)                 16,300       124,043
     CIBER, Inc. (a)                    40,000       300,800
     eFunds Corp. (a)                   32,000       594,880
     Global Payments, Inc.              25,400     1,360,170
     Intrado, Inc. (a)                  11,500       116,265
     Mantech International Corp. (a)    21,500       402,480
     MAXIMUS, Inc. (a)                  14,400       414,864
     Pegasus Solutions, Inc. (a)        14,700       175,224
     Startek, Inc.                       9,600       301,056
                                                  ----------
                             IT Services Total     4,808,436
  Semiconductors & Semiconductor Equipment - 3.0%
     Actel Corp. (a)                    17,200       261,440
     Advanced Energy Industries,
       Inc. (a)                         21,700       201,593
     Alliance Semiconductor Corp. (a)   23,400        80,964
     ATMI, Inc. (a)                     20,800       425,984
     Axcelis Technologies, Inc. (a)     66,300       548,964
     Brooks Automation, Inc. (a)        29,500       417,425
     Cohu, Inc.                         14,300       211,354
     Cymer, Inc. (a)                    24,400       699,304
     DSP Group, Inc. (a)                18,900       397,845
     DuPont Photomasks, Inc. (a)        12,200       207,888
     ESS Technology, Inc. (a)           26,200       179,470
     Exar Corp. (a)                     27,200       385,152
     FEI Co. (a)                        22,100       436,696
     Helix Technology Corp.             17,300       235,193
     Kopin Corp. (a)                    46,500       189,255
     Kulicke & Soffa Industries,
       Inc. (a)                         33,900       191,535
     Microsemi Corp. (a)                39,500       556,950
     Pericom Semiconductor Corp. (a)    17,500       169,050
     Photronics, Inc. (a)               21,600       358,992
     Power Integrations, Inc. (a)       20,500       418,815
     Rudolph Technologies, Inc. (a)     11,100       185,814
     Skyworks Solutions, Inc. (a)      103,200       980,400
     Standard Microsystems Corp. (a)    12,200       213,622
     Supertex, Inc. (a)                  8,600       167,098
     Three-Five Systems, Inc. (a)       14,400        39,456
     Ultratech, Inc. (a)                15,800       247,586
     Varian Semiconductor Equipment
       Associates, Inc. (a)             24,100       744,690
                                                  ----------
Semiconductors & Semiconductor Equipment Total     9,152,535




See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
September 30, 2004 (unaudited)                 Columbia Small Company Index Fund

                                       Shares       Value ($)
--------------------------------------------------------------------------------
COMMON STOCKS - (CONTINUED)
INFORMATION TECHNOLOGY - (CONTINUED)
  Software - 3.3%
     ANSYS, Inc. (a)                    10,300       512,219
     Captaris, Inc. (a)                 20,900        89,034
     Catapult Communications Corp. (a)   9,600       180,864
     Concord Communications, Inc. (a)   12,100       107,993
     EPIQ Systems, Inc. (a)             11,800       183,844
     FactSet Research Systems, Inc.     20,600       992,920
     FileNet Corp. (a)                  26,100       455,706
     Hyperion Solutions Corp. (a)       25,900       880,341
     Internet Security Systems,
       Inc. (a)                         31,300       532,100
     JDA Software Group, Inc. (a)       19,300       208,826
     Kronos, Inc. (a)                   20,700       916,803
     Manhattan Associates, Inc. (a)     20,000       488,400
     MapInfo Corp. (a)                  13,400       144,720
     MICROS Systems, Inc. (a)           12,300       615,861
     MRO Software, Inc. (a)             16,600       166,000
     NYFIX, Inc. (a)                    21,400       130,112
     Phoenix Technologies Ltd. (a)      16,300        81,337
     Progress Software Corp. (a)        24,100       479,590
     QRS Corp. (a)                      10,600        73,352
     Radiant Systems, Inc. (a)          17,500        70,350
     Roxio, Inc. (a)                    23,000       118,220
     Serena Software, Inc. (a)          29,500       493,535
     Sonic Solutions (a)                15,500       252,960
     SPSS, Inc. (a)                     11,700       155,961
     Take-Two Interactive Software,
       Inc. (a)                         29,800       978,930
     Talx Corp.                          9,100       210,119
     THQ, Inc. (a)                      26,000       505,960
     Verity, Inc. (a)                   24,400       314,272
                                                  ----------
                                Software Total    10,340,329
                                                  ----------
                  INFORMATION TECHNOLOGY TOTAL    46,839,524

MATERIALS - 6.4%
  Chemicals - 1.9%
     Arch Chemicals, Inc.               15,500       442,525
     Cambrex Corp.                      17,300       379,735
     Fuller (H.B.) Co.                  19,000       520,600
     Georgia Gulf Corp.                 22,000       980,980
     Headwaters, Inc. (a)               22,300       688,178
     MacDermid, Inc.                    20,100       582,096
     Material Sciences Corp. (a)         9,500       128,155
     OM Group, Inc. (a)                 18,800       687,328
     Omnova Solutions, Inc. (a)         26,700       161,001
     Penford Corp.                       5,800       100,978
     PolyOne Corp. (a)                  60,800       457,216
     Quaker Chemical Corp.               6,400       154,560
     Schulman (A.), Inc.                20,100       443,004
     Wellman, Inc.                      21,200       179,776
                                                  ----------
                               Chemicals Total     5,906,132




                                       Shares       Value ($)
--------------------------------------------------------------------------------
  Construction Materials - 0.7%
     Florida Rock Industries, Inc.      28,700     1,406,013
     Texas Industries, Inc.             14,100       725,304
                                                  ----------
                  Construction Materials Total     2,131,317
  Containers & Packaging - 0.8%
     AptarGroup, Inc.                   24,100     1,059,677
     Caraustar Industries, Inc. (a)     18,900       316,953
     Chesapeake Corp.                   12,900       309,858
     Myers Industries, Inc.             22,100       241,995
     Rock-Tenn Co., Class A             23,600       371,464
                                                  ----------
                  Containers & Packaging Total     2,299,947
  Metals & Mining - 2.5%
     AMCOL International Corp.          19,400       370,928
     Brush Engineered Materials,
       Inc. (a)                         12,600       260,946
     Carpenter Technology Corp.         15,800       754,292
     Castle (A.M.) & Co. (a)            10,500       106,575
     Century Aluminum Co. (a)           21,000       582,330
     Cleveland-Cliffs, Inc. (a)          7,100       574,177
     Commercial Metals Co.              19,400       770,568
     Commonwealth Industries, Inc. (a)  10,800       100,872
     IMCO Recycling, Inc. (a)           10,300       117,420
     Massey Energy Co.                  50,300     1,455,179
     Quanex Corp.                       10,900       558,952
     RTI International Metals, Inc. (a) 14,100       273,117
     Ryerson Tul, Inc.                  16,500       283,305
     Steel Dynamics, Inc.               32,900     1,270,598
     Steel Technologies, Inc.            8,500       217,744
                                                  ----------
                         Metals & Mining Total     7,697,003
  Paper & Forest Products - 0.5%
     Buckeye Technologies, Inc. (a)     24,500       273,175
     Deltic Timber Corp.                 8,000       318,320
     Pope & Talbot, Inc.                10,500       184,800
     Schweitzer-Mauduit International,
       Inc.                              9,900       320,760
     Wausau-Mosinee Paper Corp.         34,300       571,095
                                                  ----------
                 Paper & Forest Products Total     1,668,150
                                                  ----------
                               MATERIALS TOTAL    19,702,549

TELECOMMUNICATION SERVICES - 0.3%
  Diversified Telecommunication Services - 0.3%
     Commonwealth Telephone
       Enterprises, Inc. (a)            14,000       609,700
     General Communication, Inc.,
       Class A (a)                      38,000       343,900
                                                  ----------
  Diversified Telecommunication Services Total       953,600
  Wireless Telecommunication Services - 0.0%
     Boston Communications Group, Inc. (a)11,600     101,732
                                                  ----------
     Wireless Telecommunication Services Total       101,732
                                                  ----------
              TELECOMMUNICATION SERVICES TOTAL     1,055,332





See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
September 30, 2004 (unaudited)                 Columbia Small Company Index Fund

                                       Shares       Value ($)
--------------------------------------------------------------------------------
COMMON STOCKS - (CONTINUED)
UTILITIES - 4.1%
  Electric Utilities - 1.1%
     Allete, Inc.                       19,600       637,000
     Central Vermont Public Service
       Corp.                             8,000       160,880
     CH Energy Group, Inc.              10,500       480,900
     Cleco Corp.                        31,200       537,888
     El Paso Electric Co. (a)           31,600       507,812
     Green Mountain Power Corp.          3,400        88,570
     UIL Holdings Corp.                  9,600       472,224
     Unisource Energy Corp.             22,700       552,745
                                                  ----------
                      Electric Utilities Total     3,438,019
  Gas Utilities - 2.3%
     Atmos Energy Corp.                 41,500     1,045,385
     Cascade Natural Gas Corp.           7,500       159,225
     Laclede Group, Inc.                13,900       406,297
     New Jersey Resources Corp.         18,300       757,620
     Northwest Natural Gas Co.          18,100       574,313
     NUI Corp.                          10,600       141,404
     Piedmont Natural Gas Co.           25,400     1,116,076
     Southern Union Co. (a)             54,300     1,113,150
     Southwest Gas Corp.                23,400       560,430
     UGI Corp.                          33,800     1,259,388
                                                  ----------
                           Gas Utilities Total     7,133,288
  Multi-Utilities & Unregulated Power - 0.6%
     Avista Corp.                       32,100       581,010
     Energen Corp.                      24,100     1,242,355
                                                  ----------
     Multi-Utilities & Unregulated Power Total     1,823,365
  Water Utilities - 0.1%
     American States Water Co.          11,100       276,390
                                                  ----------
                         Water Utilities Total       276,390
                                                  ----------
                               UTILITIES TOTAL    12,671,062

                           TOTAL COMMON STOCKS
                        (Cost of $252,566,653)   308,540,757

INVESTMENT COMPANY - 0.4%
     iShares S&P SmallCap 600 Index Fund 8,400     1,211,616
                                                  ----------
                     TOTAL INVESTMENT COMPANY
                          (Cost of $1,171,505)     1,211,616





                                      Par ($)       Value ($)
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.1%
     Repurchase agreement with State
     Street Bank & Trust Co., dated
     09/30/04, due 10/01/04 at 1.580%,
     collateralized by a U.S. Treasury
     Bond maturing 02/15/19, market
     value $182,813 (repurchase
     proceeds $179,008)                179,000       179,000
                                                  ----------


                   TOTAL SHORT-TERM OBLIGATION
                            (cost of $179,000)       179,000



                    Total Investments - 100.4%
                    (cost of $253,917,158) (b)   309,931,373

      Other Assets & Liabilities, Net - (0.4)%    (1,093,702)

                           Net Assets - 100.0%   308,837,671


NOTES TO INVESTMENT PORTFOLIO:

(a)Non-income producing security.

(b)Cost for both financial statements and federal income tax purposes is the same.


                 ACRONYM                  NAME
               -----------              ---------
                  REIT        Real Estate Investment Trust





See Accompanying Notes to Financial Statements.

Investment Portfolio
--------------------------------------------------------------------------------
September 30, 2004 (unaudited)                 Columbia U.S. Treasury Index Fund



                                      Par ($)       Value ($)
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 104.5%
  U.S. Treasury Bonds - 32.2%
     12.000% 08/15/13                4,575,000     6,040,610
     7.500% 11/15/16                 7,700,000     9,895,401
     8.750% 05/15/17                 1,330,000     1,876,494
     8.875% 08/15/17                 1,000,000     1,426,562
     8.500% 02/15/20                   721,000     1,021,285
     7.875% 02/15/21                 7,100,000     9,607,464
     8.125% 08/15/21                 2,400,000     3,328,500
     7.250% 08/15/22                 1,800,000     2,317,640
     6.125% 11/15/27                 9,050,000    10,506,489
     5.250% 02/15/29                 5,050,000     5,257,328
                                                  ----------
                     U.S. Treasury Bonds Total    51,277,773
  U.S. Treasury Notes - 72.3%
     1.625% 10/31/05                 3,200,000     3,180,000
     1.500% 03/31/06                 8,000,000     7,895,624
     2.250% 04/30/06                 9,200,000     9,173,403
     6.875% 05/15/06                 1,800,000     1,926,281
     2.500% 05/31/06                 5,500,000     5,502,365
     2.750% 06/30/06                 5,950,000     5,974,639
     2.375% 08/15/06                 5,650,000     5,631,903
     6.500% 10/15/06                 6,750,000     7,267,064
     3.500% 11/15/06                 2,650,000     2,696,478
     4.375% 05/15/07                 5,500,000     5,719,356
     3.000% 11/15/07                 7,350,000     7,371,535
     5.625% 05/15/08                 5,215,000     5,671,109
     3.125% 10/15/08                12,550,000    12,531,376
     5.500% 05/15/09                 6,700,000     7,338,068
     5.750% 08/15/10                 5,200,000     5,796,986
     5.000% 08/15/11                 3,500,000     3,761,545
     4.875% 02/15/12                 2,000,000     2,131,406
     4.000% 11/15/12                 2,450,000     2,461,868
     3.875% 02/15/13                10,900,000    10,831,875
     4.250% 08/15/14                 2,200,000     2,223,032
                                                  ----------
                     U.S. Treasury Notes Total   115,085,913
                                                  ----------


            TOTAL U.S. GOVERNMENT OBLIGATIONS
                        (cost of $161,536,249)   166,363,686





                                      Par ($)       Value ($)
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.1%
     Repurchase agreement with State
     Street Bank & Trust Co., dated
     09/30/04, due 10/01/04 at 1.580%,
     collateralized by a U.S. Treasury
     Bond maturing 08/15/26, market
     value $1,848,150 (repurchase
     proceeds $1,806,079)            1,806,000     1,806,000
                                                  ----------


                   TOTAL SHORT-TERM OBLIGATION
                          (cost of $1,806,000)     1,806,000



                   Total Investments - 105.6%
                    (cost of $163,342,249) (a)   168,169,686

      Other Assets & Liabilities, Net - (5.6)%    (8,970,319)

                           Net Assets - 100.0%   159,199,367


NOTES TO INVESTMENT PORTFOLIO:

(a)Cost for federal income tax purposes is $165,090,403.




See Accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
September 30, 2004 (unaudited)                              Columbia Index Funds


                                                                                            COLUMBIA     COLUMBIA
                                                                                              LARGE        SMALL      COLUMBIA
                                                                                             COMPANY      COMPANY   U.S. TREASURY
                                                                                              INDEX        INDEX        INDEX
                                                                                            FUND ($)     FUND ($)     FUND ($)
---------------------------------------------------------------------------------------------------------------------------------
 ASSETS
    Unaffiliated investments, at cost                                                     773,950,408  253,917,158  163,342,249
    Affiliated investments, at cost                                                         9,770,628            -            -
                                                                                          ___________  ___________  ___________
    Unaffiliated investments, at value                                                    835,751,514  309,931,373  168,169,686
    Affiliated investments, at value                                                       13,956,593            -            -
                                                                                          ___________  ___________  ___________
       Total investments, at value                                                        849,708,107  309,931,373  168,169,686
    Cash                                                                                            -        3,279          380
    Receivable for:
       Investments sold                                                                       712,511      459,971    2,613,817
       Fund shares sold                                                                     1,004,944      107,956       26,357
       Dividends                                                                              980,467      268,556            -
       Interest                                                                                   736            8    1,986,595
    Deferred Trustees' compensation plan                                                        3,001        3,164        2,902
                                                                                          ___________  ___________  ___________
       Total assets                                                                       852,409,766  310,774,307  172,799,737
---------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
    Payable to custodian bank                                                                 275,058            -            -
    Payable for:
       Investments purchased                                                                1,359,559    1,737,602    2,637,589
       Fund shares repurchased                                                             18,191,149       84,747   10,714,191
       Distributions                                                                                -            -      180,806
       Investment advisory fee                                                                 70,626       24,955       13,917
       Sub-account services fee                                                               139,462        4,644        3,387
       Administration fee                                                                     212,289       74,688       41,716
       Trustees' fee                                                                            1,983          855        1,807
       Distribution and service fees                                                           15,233        4,212        3,075
    Deferred Trustees' fee                                                                      3,001        3,164        2,902
    Other liabilities                                                                           1,666        1,769          980
                                                                                          ___________  ___________  ___________
       Total liabilities                                                                   20,270,026    1,936,636   13,600,370

NET ASSETS                                                                                832,139,740  308,837,671  159,199,367
---------------------------------------------------------------------------------------------------------------------------------

 COMPOSITION OF NET ASSETS
    Paid-in capital                                                                       732,189,333  238,838,398  156,853,092
    Undistributed (overdistributed) net investment income                                   7,801,557    1,273,332   (2,832,073)
    Accumulated net realized gain (loss) on investments                                    26,161,779   12,711,726      350,911
    Unrealized appreciation of investments                                                 65,987,071   56,014,215    4,827,437
                                                                                          ___________  ___________  ___________

NET ASSETS                                                                                832,139,740  308,837,671  159,199,367





See Accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                            Columbia Index Funds

                                                                                            COLUMBIA     COLUMBIA
                                                                                              LARGE        SMALL      COLUMBIA
                                                                                             COMPANY      COMPANY   U.S. TREASURY
                                                                                              INDEX        INDEX        INDEX
                                                                                            FUND ($)     FUND ($)     FUND ($)
---------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS
    Class A                                                                                19,408,755    4,285,915    2,737,487
    Class B                                                                                11,102,785    2,290,660    1,691,928
    Class C                                                                                 2,561,663    1,878,567      895,061
    Class Z                                                                               799,066,537  300,382,529  153,874,891
---------------------------------------------------------------------------------------------------------------------------------

 SHARES OF BENEFICIAL INTEREST OUTSTANDING
    Class A                                                                                   722,914      214,948      250,009
    Class B                                                                                   416,555      116,317      154,521
    Class C                                                                                    95,895       95,326       81,744
    Class Z                                                                                29,703,708   15,031,483   14,052,935
---------------------------------------------------------------------------------------------------------------------------------

 CLASS A:
    Net asset value per share (a)                                                               26.85        19.94        10.95
    Maximum sales charge                                                                        5.75%        5.75%        4.75%
    Maximum offering price per share (b)                                                        28.49        21.16        11.50
---------------------------------------------------------------------------------------------------------------------------------

 CLASS B:
    Net asset value and offering price per share (a)                                            26.65        19.69        10.95
---------------------------------------------------------------------------------------------------------------------------------

 CLASS C:
    Net asset value and offering price per share (a)                                            26.71        19.71        10.95
---------------------------------------------------------------------------------------------------------------------------------

 CLASS Z:
    Net asset value, offering and redemption price per share                                    26.90        19.98        10.95


(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)On sales of $50,000 or more the offering price is reduced.




See Accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended September 30, 2004 (unaudited)     Columbia Index Funds

                                                                                            COLUMBIA     COLUMBIA
                                                                                              LARGE        SMALL      COLUMBIA
                                                                                             COMPANY      COMPANY   U.S. TREASURY
                                                                                              INDEX        INDEX        INDEX
                                                                                            FUND ($)     FUND ($)     FUND ($)

---------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
    Dividends                                                                               7,184,311    1,574,742            -
    Dividends from affiliates                                                                 287,100            -            -
    Interest                                                                                   12,998        2,389    3,384,131
    Foreign withholding tax                                                                         -         (640)           -
                                                                                          ___________  ___________  ___________
       Total income                                                                         7,484,409    1,576,491    3,384,131
---------------------------------------------------------------------------------------------------------------------------------

 EXPENSES:
    Investment advisory fee                                                                   436,890      149,789       86,788
    Sub-account services fee - Class Z                                                        326,874        8,651       15,046
    Administration fee                                                                      1,310,671      449,367      260,367
    Service fee:
       Class A                                                                                 17,651        4,233        3,102
       Class B                                                                                 12,943        2,244        2,012
       Class C                                                                                  2,881        1,875        1,214
    Distribution fee:
       Class B                                                                                 38,830        6,753        6,035
       Class C                                                                                  8,642        5,632        3,642
    Trustees' fee                                                                              10,026        5,014        4,513
    Non-recurring cost assumed by Investment Advisor (See Note 8)                              35,347       11,977        6,984
    Other expenses                                                                              6,518        2,006        1,380
                                                                                          ___________  ___________  ___________
       Total expenses                                                                       2,207,273      647,541      391,083
    Fees reimbursement by Administrator - Class Z                                             (42,350)           -       (8,425)
    Fees waived by Distributor - Class C                                                            -            -         (728)
    Non-recurring cost assumed by Investment Advisor (See Note 8)                             (35,347)     (11,977)      (6,984)
                                                                                          ___________  ___________  ___________
       Net expenses                                                                         2,129,576      635,564      374,946
                                                                                          ___________  ___________  ___________
NET INVESTMENT INCOME                                                                       5,354,833      940,927    3,009,185
---------------------------------------------------------------------------------------------------------------------------------


 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investments                                                26,146,429    7,357,156    1,071,203
    Net realized gain on affiliated investments                                               651,311            -            -
    Net realized loss on the disposal of investments in violation of
        restrictions (See Note 6)                                                                   -            -            -
    Net change in unrealized appreciation (depreciation) on investments                   (35,674,025)  (2,324,574)  (4,655,039)
                                                                                          ___________  ___________  ___________

NET GAIN (LOSS)                                                                            (8,876,285)   5,032,582   (3,583,836)
                                                                                          ___________  ___________  ___________

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                            (3,521,452)   5,973,509     (574,651)
                                                                                          ___________  ___________  ___________




See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                            Columbia Index Funds

                                                       COLUMBIA LARGE             COLUMBIA SMALL            COLUMBIA U.S.
                                                     COMPANY INDEX FUND         COMPANY INDEX FUND        TREASURY INDEX FUND
                                                   ______________________     ______________________    ______________________
                                                   (UNAUDITED)                (UNAUDITED)               (UNAUDITED)
                                                   SIX MONTHS      YEAR       SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                      ENDED        ENDED         ENDED        ENDED        ENDED        ENDED
                                                  SEPTEMBER 30,  MARCH 31,   SEPTEMBER 30,  MARCH 31,  SEPTEMBER 30,  MARCH 31,
                                                    2004 ($)     2004 ($)      2004 ($)     2004 ($)     2004 ($)     2004 ($)
---------------------------------------------------------------------------------------------------------------------------------

 INCREASE (DECREASE) IN NET ASSETS:
    Net investment income                           5,354,833     9,951,456      940,927    1,234,280    3,009,185    6,344,371
    Net realized gain (loss) on investments        26,797,740     7,895,268    7,357,156   12,355,246    1,071,203    1,750,382
    Net realized loss on the disposal of investments
       in violation of restrictions                         -             -            -            -            -            -
    Net change in unrealized appreciation
       (depreciation) of investments              (35,674,025)  196,922,269   (2,324,574)  96,571,094   (4,655,039)  (1,115,885)
                                                  ___________   ___________  ___________  ___________  ___________  ___________
         Net increase (decrease) in net assets     (3,521,452)  214,768,993    5,973,509  110,160,620     (574,651)   6,978,868
---------------------------------------------------------------------------------------------------------------------------------

 DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income:
       Class A                                              -       (65,332)           -       (1,138)     (46,959)     (71,866)
       Class B                                              -       (15,166)           -            -      (24,350)     (42,459)
       Class C                                              -        (3,150)           -            -      (15,778)     (39,102)
       Class Z                                              -    (9,437,778)           -     (909,849)  (3,384,901)  (8,035,668)
    From net realized gain on investments:
       Class A                                              -       (27,596)           -            -            -            -
       Class B                                              -       (25,207)           -            -            -            -
       Class C                                              -        (5,235)           -            -            -            -
       Class Z                                              -    (3,409,977)           -            -            -            -
                                                  ___________   ___________  ___________  ___________  ___________  ___________
         Total distributions                                -   (12,989,441)           -     (910,987)  (3,471,988)  (8,189,095)
---------------------------------------------------------------------------------------------------------------------------------

 SHARE TRANSACTIONS:

 Class A:
    Subscriptions                                   9,162,178    17,823,067    2,431,603    3,589,744      657,943    2,969,265
    Distributions reinvested                                -        90,168            -          607       41,711       65,437
    Redemptions                                    (1,728,700)   (6,792,129)    (558,348)  (1,422,648)    (529,750)    (911,170)
                                                  ___________   ___________  ___________  ___________  ___________  ___________
       Net increase                                 7,433,478    11,121,106    1,873,255    2,167,703      169,904    2,123,532
                                                  ___________   ___________  ___________  ___________  ___________  ___________

 Class B:
    Subscriptions                                   2,969,630     8,537,666    1,049,512    1,150,005      248,340    1,218,879
    Distributions reinvested                                -        35,953            -            -       19,197       35,446
    Redemptions                                      (870,047)     (734,135)    (146,763)     (41,528)    (119,383)    (342,153)
                                                  ___________   ___________  ___________  ___________  ___________  ___________
       Net increase                                 2,099,583     7,839,484      902,749    1,108,477      148,154      912,172
                                                  ___________   ___________  ___________  ___________  ___________  ___________

 Class C:
    Subscriptions                                     805,107     1,929,810      913,074    1,292,441       40,561    1,812,421
    Distributions reinvested                                -         7,979            -            -       14,056       35,183
    Redemptions                                      (187,512)     (300,993)    (300,074)    (176,592)    (956,260)    (402,597)
                                                  ___________   ___________  ___________  ___________  ___________  ___________
       Net increase (decrease)                        617,595     1,636,796      613,000    1,115,849     (901,643)   1,445,007

 Class Z:
    Subscriptions                                  76,218,823   241,564,709    9,498,778   18,204,562   12,062,463   22,283,569
    Distributions reinvested                                -    10,522,224            -      849,907    2,155,898    5,420,382
    Redemptions                                  (135,752,535) (199,497,682) (14,059,471) (30,942,461) (34,145,093) (31,829,600)
                                                  ___________   ___________  ___________  ___________  ___________  ___________
       Net increase (decrease)                    (59,533,712)   52,589,251   (4,560,693) (11,887,992) (19,926,732)  (4,125,649)
                                                  ___________   ___________  ___________  ___________  ___________  ___________
    Net increase (decrease) in net assets
       from share transactions                    (49,383,056)   73,186,637   (1,171,689)  (7,495,963) (20,510,317)     355,062
                                                  ___________   ___________  ___________  ___________  ___________  ___________
    Net increase (decrease) in net assets         (52,904,508)  274,966,189    4,801,820  101,753,670  (24,556,956)    (855,165)
                                                  ___________   ___________  ___________  ___________  ___________  ___________
---------------------------------------------------------------------------------------------------------------------------------

 NET ASSETS
    Beginning of period                           885,044,248   610,078,059  304,035,851  202,282,181  183,756,323  184,611,488
    End of period                                 832,139,740   885,044,248  308,837,671  304,035,851  159,199,367  183,756,323
    Undistributed (overdistributed)
       net investment income at end of period       7,801,557     2,446,724    1,273,332      332,405   (2,832,073)  (2,369,270)
                                                  ___________   ___________  ___________  ___________  ___________  ___________




See Accompanying Notes to Financial Statements.

34


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                            Columbia Index Funds

                                                       COLUMBIA LARGE             COLUMBIA SMALL            COLUMBIA U.S.
                                                     COMPANY INDEX FUND         COMPANY INDEX FUND        TREASURY INDEX FUND
                                                   ______________________     ______________________    ______________________
                                                   (UNAUDITED)                (UNAUDITED)               (UNAUDITED)
                                                   SIX MONTHS      YEAR       SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                      ENDED        ENDED         ENDED        ENDED        ENDED        ENDED
                                                  SEPTEMBER 30,  MARCH 31,   SEPTEMBER 30,  MARCH 31,  SEPTEMBER 30,  MARCH 31,
                                                      2004         2004          2004         2004         2004         2004
---------------------------------------------------------------------------------------------------------------------------------

 CHANGES IN SHARES
Class A:
    Subscriptions                                     341,733       720,713      126,509      193,060       60,735      268,516
    Issued for distributions reinvested                     -         3,510            -           34        3,857        5,918
    Redemptions                                       (64,853)     (286,488)     (28,972)     (76,007)     (49,272)     (82,172)
                                                  ___________   ___________  ___________  ___________  ___________  ___________
       Net increase                                   276,880       437,735       97,537      117,087       15,320      192,262
                                                  ___________   ___________  ___________  ___________  ___________  ___________
Class B:
    Subscriptions                                     111,066       340,334       55,069       64,063       23,053      108,265
    Issued for distributions reinvested                     -         1,401            -            -        1,775        3,197
    Redemptions                                       (32,694)      (29,162)      (7,818)      (2,469)     (11,087)     (30,959)
                                                  ___________   ___________  ___________  ___________  ___________  ___________
       Net increase                                    78,372       312,573       47,251       61,594       13,741       80,503
                                                  ___________   ___________  ___________  ___________  ___________  ___________
Class C:
    Subscriptions                                      30,171        74,917       48,288       74,135        3,724      161,242
    Issued for distributions reinvested                     -           310            -            -        1,300        3,175
    Redemptions                                        (7,193)      (11,376)     (16,048)     (11,121)     (88,102)     (36,366)
                                                  ___________   ___________  ___________  ___________  ___________  ___________
       Net increase (decrease)                         22,978        63,851       32,240       63,014      (83,078)     128,051
                                                  ___________   ___________  ___________  ___________  ___________  ___________
Class Z:
    Subscriptions                                   2,847,782     9,665,124      494,154    1,080,260    1,109,852    2,017,456
    Issued for distributions reinvested                     -       409,266            -       47,534      199,412      487,935
    Redemptions                                    (5,052,890)   (7,950,992)    (725,596)  (1,856,573)  (3,148,571)  (2,874,041)
                                                  ___________   ___________  ___________  ___________  ___________  ___________
       Net increase (decrease)                     (2,205,108)    2,123,398     (231,442)    (728,779)  (1,839,307)    (368,650)
                                                  ___________   ___________  ___________  ___________  ___________  ___________




See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
September 30, 2004 (unaudited)                              Columbia Index Funds


NOTE 1. ORGANIZATION

The Columbia Funds Trust V (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Information presented in these financial statements pertains to the following diversified portfolios (individually referred to as a "Fund", collectively referred to as the "Funds"):

    Columbia Large Company Index Fund
    Columbia Small Company Index Fund
    Columbia U.S. Treasury Index Fund

INVESTMENT GOALS

Each Fund seeks to provide investment results that match the price and yield performance of its index.


FUND SHARES

The Funds may issue an unlimited number of shares. Each Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a front-end sales charge based on the amount of initial investment. Class A shares purchased without an initial sales charge are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in each Fund's prospectus.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.


SECURITY VALUATION

Equity securities and exchange traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by a pricing service approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.


SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.


REPURCHASE AGREEMENTS

Each Fund may engage in repurchase agreement transactions with institutions that the Funds' investment advisor has determined are creditworthy. Each Fund, through its custodian, receives delivery of

--------------------------------------------------------------------------------
September 30, 2004 (unaudited)                              Columbia Index Funds


underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.


INCOME RECOGNITION

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (REITs). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. If the Funds no longer own the applicable securities, any distributions received in excess of income are recorded as realized gains.


DETERMINATION OF CLASS NET ASSET VALUES

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.


FEDERAL INCOME TAX STATUS

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.


DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on ex-date for the Columbia Large Company Index Fund and Columbia Small Company Index Fund. Net realized capital gains, if any, are distributed at least annually. Dividends from net investment income are declared daily and paid monthly for the Columbia U.S. Treasury Index Fund.

NOTE 3. FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended March 31, 2004 was as follows:

                                         March 31, 2004
================================================================================
                                     Ordinary    Long-term
                                      Income*  Capital Gains
================================================================================
 Columbia Large Company
   Index Fund                       $9,883,333  $3,106,108
================================================================================
 Columbia Small Company
   Index Fund                          910,987           -
================================================================================
 Columbia U.S. Treasury
   Index Fund                        8,189,095           -
================================================================================



* For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.



Unrealized appreciation and depreciation at September 30, 2004, based on cost of investments for federal income tax purposes, was:



                         Unrealized         Unrealized        Net Unrealized
                        Appreciation       Depreciation        Appreciation
================================================================================
 Columbia Large Company
   Index Fund          $210,544,345        $144,557,274         $65,987,071
================================================================================
 Columbia Small
   Company Index Fund    90,450,086          34,435,871          56,014,215
================================================================================
 Columbia U.S. Treasury
   Index Fund             4,151,921           1,072,638           3,079,283
================================================================================



The following capital loss carryforwards, determined as of March 31, 2004, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:



                          Columbia   Columbia
                            Large      Small     Columbia
                           Company    Company  U.S. Treasury
 Year of Expiration      Index Fund Index Fund  Index Fund
================================================================================
 2009                            -           -    $388,326
================================================================================

--------------------------------------------------------------------------------
September 30, 2004 (unaudited)                              Columbia Index Funds

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

Columbia Management Advisors, Inc. ("Columbia") is the investment advisor to the Funds. Columbia, the transfer agent and the distributor, are each indirect wholly owned subsidiaries of Bank of America Corporation ("BOA").


INVESTMENT ADVISORY FEE

Columbia receives a monthly investment advisory fee at the annual rate of 0.10% of the average daily net assets of each Fund.


ADMINISTRATION FEE

Columbia provides administrative services to the Funds, pursuant to an administrative services agreement. Columbia pays all expenses of the Funds, except the fees and expenses of the Trustees who are not interested persons, brokerage fees and commissions, interest on borrowings, taxes, distribution and service fees, annual sub-account fees payable with respect to shares of the Funds held by defined contribution plans, and such extraordinary, non-recurring expenses as may arise, including litigation. For its services as administrator, Columbia receives a fee at an annual rate of 0.30% of the average daily net assets of each Fund.


UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Funds. For the six months ended September 30, 2004, the Distributor has retained net underwriting discounts and CDSC fees as follows:



                     Front-End
                   Sales Charge              CDSC
================================================================================
                      Class A      Class A  Class B  Class C
================================================================================
 Columbia Large
   Company Index Fund  $4,464         $-   $18,262   $  720
================================================================================
 Columbia Small
   Company Index Fund   3,699          -       808      703
================================================================================
 Columbia U.S.
   Treasury Index Fund    305          -     1,254    1,495
================================================================================



The Funds have adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the 12b-1 fees of the Columbia U.S. Treasury Index Fund Class C shares so that these fees do not exceed 0.85% annually of the average daily net assets attributable to Class C shares.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.


SUB-ACCOUNT SERVICES FEE

The Trust may enter into agreements with one or more entities, including affiliates of Columbia, pursuant to which such entities agree to perform certain sub-account and administrative functions ("Sub-Account Services") for a fee of $21.00 per-account with respect to Class Z shares of the Funds held by defined contribution plans. Such entities are compensated by the Funds for the Sub-Account Services. For the six months ended September 30, 2004, the Administrator reimbursed sub-account service fees in the amount of $42,350 and $8,425 for Columbia Large Company Index Fund and Columbia U.S. Treasury Index Fund Class Z shares, respectively.


FEES PAID TO OFFICERS AND TRUSTEES

The Funds pay no compensation to their officers, all of whom are employees of Columbia or its affiliates. Effective August 23, 2004, the Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Chief Compliance Officer role. Each Fund's fee will not exceed $15,000 per year.

The Funds' Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Funds' assets.

--------------------------------------------------------------------------------
September 30, 2004 (unaudited)                              Columbia Index Funds


OTHER

Columbia provides certain services to the Funds related to Sarbanes-Oxley compliance. For the six months ended September 30, 2004, the Funds paid fees to Columbia for such services as follows:



 Columbia Large Company Index Fund                  $1,252
================================================================================
 Columbia Small Company Index Fund                     853
================================================================================
 Columbia U.S. Treasury Index Fund                     786
================================================================================



These amounts are included in "Other expenses" on the Statements of Operations.

NOTE 5. PORTFOLIO INFORMATION

For the six months ended September 30, 2004, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:



                             U.S Government                Other Investment
                               Securities                     Securities
================================================================================
                          Purchases    Sales             Purchases    Sales
================================================================================
 Columbia Large
   Company Index
   Fund              $         -  $        -           $47,253,719 $87,231,440
================================================================================
 Columbia Small
   Company Index
   Fund                        -           -            87,495,871  29,720,923
================================================================================
 Columbia U.S.
   Treasury Index
   Fund               47,583,789  57,558,998                     -           -
================================================================================


NOTE 6. OTHER

During the six months ended September 30, 2004, Columbia Large Company Index Fund purchased shares of Fisher Scientific International, Inc. in violation of investment restrictions. The cost of the violation to the Fund was $97. The Fund is in the process of being reimbursed.

NOTE 7. LINE OF CREDIT

The Funds and other affiliated funds participate in a $350,000,000 credit facility, which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each Fund based on its borrowings. In addition, each Fund has agreed to pay commitment fees on its pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. For the six months ended September 30, 2004, the Funds did not borrow under these arrangements.

NOTE 8. DISCLOSURE OF SIGNIFICANT RISKS
AND CONTINGENCIES

LEGAL PROCEEDINGS

Columbia, the Distributor, and certain of their affiliates (collectively, "The Columbia Group") have received information requests and subpoenas from various regulatory and law enforcement authorities in connection with their investigations of late trading and market timing in mutual funds as well as other industry wide issues. The Columbia Group has not uncovered any instances where Columbia or the Distributor were knowingly involved in late trading of mutual fund shares.

On February 24, 2004, the Securities and Exchange Commission ("SEC") filed a civil complaint in the United States District Court for the District of Massachusetts against Columbia and the Distributor, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the New York Attorney General ("NYAG") filed a civil complaint in New York Supreme Court, County of New York against Columbia and the Distributor alleging that Columbia and the Distributor had violated certain New York anti-fraud statutes. If either Columbia or the Distributor is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor or distributor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could prevent Columbia, the Distributor or any company that is an affiliated person of Columbia and the Distributor from serving as an investment advisor or distributor for any registered investment company, including your fund. Your fund has been informed by Columbia and the Distributor that, if these results occur, they will seek exemptive relief from the SEC to permit them to continue to serve as your fund's investment advisor and distributor. There is no assurance that such exemptive relief will be granted. On March 15, 2004, Columbia and the Distributor entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, Columbia and the Distributor agreed, among other things, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring

--------------------------------------------------------------------------------
September 30, 2004 (unaudited)                              Columbia Index Funds

Columbia and the Distributor to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and their fiduciary duties; and retention of an independent consultant to review Columbia's and the Distributor's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, the Columbia Group and its affiliate Banc of America Capital Management, LLC have agreed to collectively reduce mutual fund fees by $160 million over a five-year period.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or FleetBoston (and affiliated entities). More than 300 cases (including those filed against entities unaffiliated with the funds, their Boards and/or FleetBoston and its affiliated entities) have been consolidated in a multi-district proceeding and transferred to the Federal District Court in Maryland. Recently, certain Columbia funds and affiliated entities have been named as defendants in several derivative actions under various sections of the Investment Company Act of 1940, as amended, alleging, among other things, that the fees and expenses paid by those funds are excessive. The funds and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims.

These suits and certain regulatory investigations are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the funds.

For the six months ended September 30, 2004, Columbia has assumed $35,347, $11,977 and $6,984 for the Columbia Large Company Index Fund, Columbia Small Company Index Fund and Columbia U.S. Treasury Index Fund, respectively, of legal, consulting services and Trustees' fees incurred by the Funds in connection with these matters.

NOTE 9. NAME CHANGE

Effective October 13, 2003, the Liberty Large Company Index Fund, Liberty Small Company Index Fund and Liberty U.S. Treasury Index Fund were renamed Columbia Large Company Index Fund, Columbia Small Company Index Fund and Columbia U.S. Treasury Index Fund, respectively. Also on this date, the Liberty Funds Trust V was renamed Columbia Funds Trust V.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                               Columbia Large Company Index Fund

   Selected data for a share outstanding throughout each period is as follows:

                                                                                            (UNAUDITED)
                                                                                         SIX MONTHS ENDED  YEAR ENDED   PERIOD ENDED
                                                                                          SEPTEMBER 30,     MARCH 31,     MARCH 31,
   CLASS A SHARES                                                                              2004         2004 (a)      2003 (b)
====================================================================================================================================

   NET ASSET VALUE, BEGINNING OF PERIOD                                                        $26.98        $20.44        $22.19
------------------------------------------------------------------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (c)                                                                     0.14          0.27          0.07
   Net realized and unrealized gain (loss) on investments                                       (0.27)         6.64         (1.51)
                                                                                             ________      ________      ________
   Total from investment operations                                                             (0.13)         6.91         (1.44)
------------------------------------------------------------------------------------------------------------------------------------
   LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
   From net investment income                                                                       -         (0.26)        (0.25)
   From net realized gains                                                                          -         (0.11)        (0.06)
                                                                                             ________      ________       ________
   Total distributions declared to shareholders                                                     -         (0.37)       (0.31)
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                                                              $26.85        $26.98        $20.44
   Total return (d)                                                                           (0.48)%(f)     33.90%(e)    (6.58)%(f)
------------------------------------------------------------------------------------------------------------------------------------
   RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
   Expenses                                                                                     0.66%(g)      0.63%         0.65%(g)
   Net investment income                                                                        1.07%(g)      1.07%         1.13%(g)
   Waiver/reimbursement                                                                             -         0.02%             -
   Portfolio turnover rate                                                                         5%(f)        10%           13%
   Net assets, end of period (000's)                                                          $19,409       $12,036          $170
------------------------------------------------------------------------------------------------------------------------------------

(a)Effective October 13, 2003, the Liberty Large Company Index Fund was renamed Columbia Large Company Index Fund.

(b)Class A shares were initially offered on December 9, 2002. Per share data and total return reflect activity from that date.

(c)Per share data was calculated using average shares outstanding during the period.

(d)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)Not annualized.

(g)Annualized.


                                                                                            (UNAUDITED)
                                                                                         SIX MONTHS ENDED  YEAR ENDED   PERIOD ENDED
                                                                                          SEPTEMBER 30,     MARCH 31,     MARCH 31,
   CLASS B SHARES                                                                              2004         2004 (a)      2003 (b)
====================================================================================================================================

   NET ASSET VALUE, BEGINNING OF PERIOD                                                        $26.89        $20.35        $22.19
------------------------------------------------------------------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (c)                                                                     0.04          0.09          0.03
   Net realized and unrealized gain (loss) on investments                                       (0.28)         6.63         (1.56)
                                                                                             ________      ________      ________
   Total from investment operations                                                             (0.24)         6.72         (1.53)
------------------------------------------------------------------------------------------------------------------------------------
   LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
   From net investment income                                                                       -         (0.07)        (0.25)
   From net realized gains                                                                          -         (0.11)        (0.06)
                                                                                             ________      ________      ________
   Total distributions declared to shareholders                                                     -         (0.18)        (0.31)
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                                                              $26.65        $26.89        $20.35
   Total return (d)                                                                            (0.89)%(f)    33.05%(e)    (7.00)%(f)
------------------------------------------------------------------------------------------------------------------------------------
   RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
   Expenses                                                                                     1.41%(g)      1.38%         1.40%(g)
   Net investment income                                                                        0.32%(g)      0.34%         0.50%(g)
   Waiver/reimbursement                                                                             -         0.02%             -
   Portfolio turnover rate                                                                          5%(f)        10%           13%
   Net assets, end of period (000's)                                                          $11,103        $9,093          $521
------------------------------------------------------------------------------------------------------------------------------------

(a)Effective October 13, 2003, the Liberty Large Company Index Fund was renamed Columbia Large Company Index Fund.

(b)Class B shares were initially offered on December 9, 2002. Per share data and total return reflect activity from that date.

(c)Per share data was calculated using average shares outstanding during the period.

(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)Not annualized.

(g)Annualized.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                               Columbia Large Company Index Fund

   Selected data for a share outstanding throughout each period is as follows:

                                                                                            (UNAUDITED)
                                                                                         SIX MONTHS ENDED  YEAR ENDED   PERIOD ENDED
                                                                                          SEPTEMBER 30,     MARCH 31,     MARCH 31,
   CLASS C SHARES                                                                              2004         2004 (a)      2003 (b)
====================================================================================================================================

   NET ASSET VALUE, BEGINNING OF PERIOD                                                        $26.95        $20.40        $22.19
------------------------------------------------------------------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (c)                                                                     0.04          0.08          0.02
   Net realized and unrealized gain (loss) on investments                                       (0.28)          6.65        (1.50)
                                                                                             ________      ________      ________
   Total from investment operations                                                             (0.24)         6.73         (1.48)
------------------------------------------------------------------------------------------------------------------------------------
   LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
   From net investment income                                                                       -         (0.07)        (0.25)
   From net realized gains                                                                          -         (0.11)        (0.06)
                                                                                             ________      ________      ________
   Total distributions declared to shareholders                                                     -         (0.18)        (0.31)
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                                                              $26.71        $26.95        $20.40
   Total return (d)                                                                           (0.89)%(f)     33.01%(e)    (6.77)%(f)
------------------------------------------------------------------------------------------------------------------------------------
   RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
   Expenses                                                                                     1.41%(g)      1.38%         1.40%(g)
   Net investment income                                                                        0.32%(g)      0.33%         0.37%(g)
   Waiver/reimbursement                                                                             -         0.02%             -
   Portfolio turnover rate                                                                          5%(f)        10%           13%
   Net assets, end of period (000's)                                                           $2,562        $1,965          $185
------------------------------------------------------------------------------------------------------------------------------------

(a)Effective October 13, 2003, the Liberty Large Company Index Fund was renamed Columbia Large Company Index Fund.

(b)Class C shares were initially offered on December 9, 2002. Per share data and total return reflect activity from that date.

(c)Per share data was calculated using average shares outstanding during the period.

(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)Not annualized.

(g)Annualized.

                                                (UNAUDITED)
                                             SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                              SEPTEMBER 30,   ======================================================================
   CLASS Z SHARES                                  2004         2004 (A)      2003 (B)         2002           2001          2000
====================================================================================================================================

   NET ASSET VALUE, BEGINNING OF PERIOD            $27.01        $20.45         $27.55         $29.32        $42.14         $36.90
------------------------------------------------------------------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                             0.17(c)       0.32(c)        0.28(c)        0.25          0.26           0.32
   Net realized and unrealized gain (loss)
   on investments                                   (0.28)         6.66          (7.07)         (0.33)        (8.85)          5.93
                                                 ________      ________       ________       ________      ________       ________
   Total from investment operations                 (0.11)         6.98          (6.79)         (0.08)        (8.59)          6.25
------------------------------------------------------------------------------------------------------------------------------------
   LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
   From net investment income                           -         (0.31)         (0.25)         (0.25)        (0.26)         (0.33)
   From net realized gains                              -         (0.11)         (0.06)         (1.44)        (3.97)         (0.68)
                                                 ________      ________       ________       ________      ________       ________
   Total distributions declared to shareholders         -         (0.42)         (0.31)         (1.69)        (4.23)         (1.01)
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                  $26.90        $27.01         $20.45         $27.55        $29.32         $42.14
   Total return (d)                               (0.41)%(e)(f)  34.21%(e)    (24.72)%(e)     (0.08)%(e)    (21.54)%(e)    17.20%
------------------------------------------------------------------------------------------------------------------------------------
   RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
   Expenses                                         0.47%(g)      0.46%          0.51%          0.49%         0.47%          0.47%
   Net investment income                            1.24%(g)      1.28%          1.24%          0.88%         0.74%          0.88%
   Waiver/reimbursement                             0.01%(g)      0.03%             -%(h)       0.01%         0.01%              -
   Portfolio turnover rate                             5%(f)        10%            13%             8%           15%            12%
   Net assets, end of period (000's)             $799,067      $861,950       $609,202       $841,016      $821,147     $1,065,129
------------------------------------------------------------------------------------------------------------------------------------

(a)Effective October 13, 2003, the Liberty Large Company Index Fund was renamed Columbia Large Company Index Fund.

(b)On December 9, 2002, the Galaxy II Large Company Index Fund was renamed Liberty Large Company Index Fund, Class Z shares.

(c)Per share data was calculated using average shares outstanding during the period.

(d)Total return at net asset value assuming all distributions reinvested.

(e)Had the Investment Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)Not annualized.

(g)Annualized.

(h)Rounds to less than 0.01%.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                               Columbia Small Company Index Fund

   Selected data for a share outstanding throughout each period is as follows:

                                                                                            (UNAUDITED)
                                                                                         SIX MONTHS ENDED  YEAR ENDED   PERIOD ENDED
                                                                                          SEPTEMBER 30,     MARCH 31,     MARCH 31,
   CLASS A SHARES                                                                              2004         2004 (a)      2003 (b)
====================================================================================================================================

   NET ASSET VALUE, BEGINNING OF PERIOD                                                        $19.58        $12.63        $14.19
------------------------------------------------------------------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (c)                                                                     0.04          0.04          0.02
   Net realized and unrealized gain (loss) on investments                                        0.32          6.94         (1.26)
                                                                                             ________      ________      ________
   Total from investment operations                                                              0.36          6.98         (1.24)
------------------------------------------------------------------------------------------------------------------------------------
   LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
   From net investment income                                                                       -         (0.03)        (0.09)
   From net realized gains                                                                          -             -         (0.23)
   Return of capital                                                                                -             -             -(d)
                                                                                             ________      ________      ________
   Total distributions declared to shareholders                                                     -         (0.03)        (0.32)
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                                                              $19.94        $19.58        $12.63
   Total return (e)                                                                            1.84%(f)      55.26%       (8.91)%(f)
------------------------------------------------------------------------------------------------------------------------------------
   RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
   Expenses                                                                                     0.66%(g)      0.66%         0.65%(g)
   Net investment income                                                                        0.41%(g)      0.24%         0.34%(g)
   Portfolio turnover rate                                                                        10%(f)        20%           27%
   Net assets, end of period (000's)                                                           $4,286        $2,299            $4
------------------------------------------------------------------------------------------------------------------------------------

(a)Effective October 13, 2003, the Liberty Small Company Index Fund was renamed Columbia Small Company Index Fund.

(b)Class A shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c)Per share data was calculated using average shares outstanding during the period.

(d)Rounds to less than $0.01 per share.

(e)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)Not annualized.

(g)Annualized.

                                                                                            (UNAUDITED)
                                                                                         SIX MONTHS ENDED  YEAR ENDED   PERIOD ENDED
                                                                                          SEPTEMBER 30,     MARCH 31,     MARCH 31,
   CLASS B SHARES                                                                              2004         2004 (a)      2003 (b)
====================================================================================================================================

   NET ASSET VALUE, BEGINNING OF PERIOD                                                        $19.41        $12.60        $14.19
------------------------------------------------------------------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss (c)                                                                      (0.03)        (0.09)        (0.02)
   Net realized and unrealized gain (loss) on investments                                        0.31           6.90        (1.25)
                                                                                             ________      ________      ________
   Total from investment operations                                                              0.28          6.81         (1.27)
------------------------------------------------------------------------------------------------------------------------------------
   LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
   From net investment income                                                                       -             -         (0.09)
   From net realized gains                                                                          -             -         (0.23)
   Return of capital                                                                                -             -             -(d)
                                                                                             ________      ________      ________
   Total distributions declared to shareholders                                                     -             -         (0.32)
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                                                              $19.69        $19.41        $12.60
   Total return (e)                                                                             1.44%(f)      54.05%      (9.15)%(f)
------------------------------------------------------------------------------------------------------------------------------------
   RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
   Expenses                                                                                     1.41%(g)      1.41%         1.40%(g)
   Net investment loss                                                                        (0.34)%(g)    (0.51)%       (0.40)%(g)
   Portfolio turnover rate                                                                        10%(f)        20%           27%
   Net assets, end of period (000's)                                                           $2,291        $1,340           $94
------------------------------------------------------------------------------------------------------------------------------------

(a)Effective October 13, 2003, the Liberty Small Company Index Fund was renamed Columbia Small Company Index Fund.

(b)Class B shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c)Per share data was calculated using average shares outstanding during the period.

(d)Rounds to less than $0.01 per share.

(e)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)Not annualized.

(g)Annualized.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                               Columbia Small Company Index Fund

   Selected data for a share outstanding throughout each period is as follows:

                                                                                            (UNAUDITED)
                                                                                         SIX MONTHS ENDED  YEAR ENDED   PERIOD ENDED
                                                                                          SEPTEMBER 30,     MARCH 31,     MARCH 31,
   CLASS C SHARES                                                                              2004         2004 (a)      2003 (b)
====================================================================================================================================

   NET ASSET VALUE, BEGINNING OF PERIOD                                                        $19.43        $12.62        $14.19
------------------------------------------------------------------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss (c)                                                                      (0.03)        (0.09)        (0.03)
   Net realized and unrealized gain (loss) on investments                                        0.31          6.90         (1.22)
                                                                                             ________      ________      ________
   Total from investment operations                                                              0.28          6.81         (1.25)
------------------------------------------------------------------------------------------------------------------------------------
   LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
   From net investment income                                                                       -             -         (0.09)
   From net realized gains                                                                          -             -         (0.23)
   Return of capital                                                                                -             -             -(d)
                                                                                             ________      ________      ________
   Total distributions declared to shareholders                                                    -              -         (0.32)
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                                                              $19.71        $19.43        $12.62
   Total return (e)                                                                             1.44%(f)     53.96%       (9.01)%(f)
------------------------------------------------------------------------------------------------------------------------------------
   RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
   Expenses                                                                                     1.41%(g)      1.41%         1.40%(g)
   Net investment loss                                                                        (0.34)%(g)     (0.52)%      (0.70)%(g)
   Portfolio turnover rate                                                                        10%(f)        20%           27%
   Net assets, end of period (000's)                                                           $1,879        $1,225            $1
------------------------------------------------------------------------------------------------------------------------------------

(a)Effective October 13, 2003, the Liberty Small Company Index Fund was renamed Columbia Small Company Index Fund.

(b)Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c)Per share data was calculated using average shares outstanding during the period.

(d)Rounds to less than $0.01 per share.

(e)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)Not annualized.

(g)Annualized.

                                                (UNAUDITED)
                                             SIX MONTHS ENDED                          YEAR ENDED MARCH 31,
                                               SEPTEMBER 30,   =====================================================================
   CLASS Z SHARES                                  2004         2004 (a)      2003 (b)         2002           2001          2000
====================================================================================================================================

   NET ASSET VALUE, BEGINNING OF PERIOD            $19.60        $12.64         $17.36         $15.15        $17.92         $15.22
------------------------------------------------------------------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                             0.06(c)       0.08(c)        0.07(c)        0.08          0.07           0.09
   Net realized and unrealized gain (loss)
   on investments                                    0.32          6.94          (4.46)          3.04         (0.47)          4.31
                                                 ________      ________       ________       ________      ________       ________
   Total from investment operations                  0.38          7.02          (4.39)          3.12         (0.40)          4.40
------------------------------------------------------------------------------------------------------------------------------------
   LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
   From net investment income                           -         (0.06)         (0.08)         (0.11)        (0.04)         (0.09)
   From net realized gains                              -             -          (0.23)         (0.80)        (2.33)         (1.61)
   Return of capital                                    -             -          (0.02)             -             -              -
                                                 ________      ________       ________       ________      ________       ________
   Total distributions declared to shareholders         -         (0.06)         (0.33)         (0.91)        (2.37)         (1.70)
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                  $19.98        $19.60         $12.64         $17.36        $15.15         $17.92
   Total return (d)                                 1.94%(e)      55.58%       (25.47)%(f)     21.32%         (2.33)%       30.52%
------------------------------------------------------------------------------------------------------------------------------------
   RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
   Expenses                                         0.41%(g)      0.41%          0.41%          0.41%         0.41%          0.41%
   Net investment income                            0.64%(g)      0.47%          0.47%          0.43%         0.48%          0.53%
   Waiver/reimbursement                                 -             -          -%(h)              -             -              -
   Portfolio turnover rate                            10%(e)        20%            27%            21%           41%            36%
   Net assets, end of period (000's)             $300,383      $299,171       $202,183       $291,111      $253,860       $279,914
------------------------------------------------------------------------------------------------------------------------------------

(a)Effective October 13, 2003, the Liberty Small Company Index Fund was renamed Columbia Small Company Index Fund.

(b)On November 25, 2002, the Galaxy II Small Company Index Fund was renamed Liberty Small Company Index Fund, Class Z shares.

(c)Per share data was calculated using average shares outstanding during the period.

(d)Total return at net asset value assuming all distributions reinvested.

(e)Not annualized.

(f)Had the Administrator not waived a portion of expenses, total return would have been reduced.

(g)Annualized.

(h)Rounds to less than 0.01%.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                               Columbia U.S. Treasury Index Fund

   Selected data for a share outstanding throughout each period is as follows:

                                                                                            (UNAUDITED)
                                                                                         SIX MONTHS ENDED  YEAR ENDED   PERIOD ENDED
                                                                                          SEPTEMBER 30,     MARCH 31,     MARCH 31,
   CLASS A SHARES                                                                              2004         2004 (a)      2003 (b)
====================================================================================================================================

   NET ASSET VALUE, BEGINNING OF PERIOD                                                        $11.18        $11.25        $11.05
------------------------------------------------------------------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (c)                                                                     0.18          0.35          0.19
   Net realized and unrealized gain (loss) on investments                                       (0.21)         0.05          0.15
                                                                                             ________      ________      ________
   Total from investment operations                                                             (0.03)         0.40          0.34
------------------------------------------------------------------------------------------------------------------------------------
   LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
   From net investment income                                                                   (0.20)        (0.47)        (0.14)
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                                                              $10.95        $11.18        $11.25
   Total return (d)                                                                           (0.19)%(e)      3.70%         3.12%(e)
------------------------------------------------------------------------------------------------------------------------------------
   RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
   Expenses                                                                                     0.66%(f)      0.66%         0.65%(f)
   Net investment income                                                                        3.25%(f)      3.14%         4.86%(f)
   Portfolio turnover rate                                                                        28%(e)        42%           48%
   Net assets, end of period (000's)                                                           $2,737        $2,625          $477
------------------------------------------------------------------------------------------------------------------------------------

(a)Effective October 13, 2003, the Liberty U.S. Treasury Index Fund was renamed Columbia U.S. Treasury Index Fund.

(b)Class A shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c)Per share data was calculated using average shares outstanding during the period.

(d)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)Not annualized.

(f)Annualized.



                                                                                            (UNAUDITED)
                                                                                         SIX MONTHS ENDED  YEAR ENDED   PERIOD ENDED
                                                                                          SEPTEMBER 30,     MARCH 31,     MARCH 31,
   CLASS B SHARES                                                                              2004         2004 (a)      2003 (b)
====================================================================================================================================

   NET ASSET VALUE, BEGINNING OF PERIOD                                                        $11.18        $11.25        $11.05
------------------------------------------------------------------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (c)                                                                     0.13          0.27          0.17
   Net realized and unrealized gain (loss) on investments                                       (0.20)         0.05          0.15
                                                                                             ________      ________      ________
   Total from investment operations                                                             (0.07)         0.32          0.32
------------------------------------------------------------------------------------------------------------------------------------
   LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
   From net investment income                                                                   (0.16)        (0.39)        (0.12)
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                                                              $10.95        $11.18        $11.25
   Total return (d)                                                                           (0.56)%(e)      2.91%         2.87%(e)
------------------------------------------------------------------------------------------------------------------------------------
   RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
   Expenses                                                                                     1.41%(f)      1.41%         1.40%(f)
   Net investment income                                                                        2.50%(f)      2.44%         4.25%(f)
   Portfolio turnover rate                                                                        28%(e)        42%           48%
   Net assets, end of period (000's)                                                           $1,692        $1,574          $678
------------------------------------------------------------------------------------------------------------------------------------

(a)Effective October 13, 2003, the Liberty U.S. Treasury Index Fund was renamed Columbia U.S. Treasury Index Fund.

(b)Class B shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c)Per share data was calculated using average shares outstanding during the period.

(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)Not annualized.

(f)Annualized.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                               Columbia U.S. Treasury Index Fund

   Selected data for a share outstanding throughout each period is as follows:

                                                                                            (UNAUDITED)
                                                                                         SIX MONTHS ENDED  YEAR ENDED   PERIOD ENDED
                                                                                          SEPTEMBER 30,     MARCH 31,     MARCH 31,
   CLASS C SHARES                                                                              2004         2004 (a)      2003 (b)
====================================================================================================================================

   NET ASSET VALUE, BEGINNING OF PERIOD                                                        $11.18        $11.25        $11.05
------------------------------------------------------------------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (c)                                                                     0.15          0.28          0.27
   Net realized and unrealized gain (loss) on investments                                       (0.21)         0.06          0.05
                                                                                             ________      ________      ________
   Total from investment operations                                                             (0.06)         0.34          0.32
------------------------------------------------------------------------------------------------------------------------------------
   LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
   From net investment income                                                                   (0.17)        (0.41)        (0.12)
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                                                              $10.95        $11.18        $11.25
   Total return (d)(e)                                                                        (0.48)%(f)      3.07%        2.92%(f)
------------------------------------------------------------------------------------------------------------------------------------
   RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
   Expenses                                                                                     1.26%(g)      1.26%         1.25%(g)
   Net investment income                                                                        2.70%(g)      2.56%         6.87%(g)
   Waiver/reimbursement                                                                         0.15%(g)      0.15%         0.15%(g)
   Portfolio turnover rate                                                                        28%(f)        42%           48
   Net assets, end of period (000's)                                                             $895        $1,843          $414
------------------------------------------------------------------------------------------------------------------------------------

(a)Effective October 13, 2003, the Liberty U.S. Treasury Index Fund was renamed Columbia U.S. Treasury Index Fund.

(b)Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c)Per share data was calculated using average shares outstanding during the period.

(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)Had the Distributor not waived a portion of expenses, total return would have been reduced.

(f)Not annualized.

(g)Annualized.

                                                (UNAUDITED)
                                             SIX MONTHS ENDED                          YEAR ENDED MARCH 31,
                                               SEPTEMBER 30,   =====================================================================
   CLASS Z SHARES                                  2004         2004 (a)      2003 (b)         2002           2001          2000
====================================================================================================================================

   NET ASSET VALUE, BEGINNING OF PERIOD            $11.18        $11.26         $10.40         $10.66        $10.13         $10.54
------------------------------------------------------------------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                             0.19(c)       0.39(c)        0.46(c)        0.51(d)       0.61           0.61
   Net realized and unrealized gain (loss)
   on investments                                   (0.20)         0.03           0.90          (0.19)(d)      0.53          (0.38)
                                                 ________      ________       ________       ________      ________       ________
   Total from investment operations                 (0.01)         0.42           1.36           0.32          1.14           0.23
------------------------------------------------------------------------------------------------------------------------------------
   LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
   From net investment income                       (0.22)        (0.50)         (0.50)         (0.58)        (0.61)         (0.64)
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                  $10.95        $11.18         $11.26         $10.40        $10.66         $10.13
   Total return (e)                               (0.07)%(f)(g)   3.85%(f)     13.28%(f)       3.03%(f)      11.60%         2.39%
------------------------------------------------------------------------------------------------------------------------------------
   RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
   Expenses                                         0.42%(h)      0.42%          0.42%          0.42%         0.42%          0.41%
   Net investment income                            3.50%(h)      3.49%          4.21%          4.84%(d)      5.90%          5.95%
   Waiver/reimbursement                             0.01%(h)      0.01%             -%(i)       0.01%             -              -
   Portfolio turnover rate                            28%(g)        42%            48%            47%           53%            56%
   Net assets, end of period (000's)             $153,875      $177,714       $183,042       $160,180      $163,619       $160,389
------------------------------------------------------------------------------------------------------------------------------------

(a)Effective October 13, 2003, the Liberty U.S. Treasury Index Fund was renamed Columbia U.S. Treasury Index Fund.

(b)On November 25, 2002, the Galaxy II U.S. Treasury Index Fund was renamed Liberty U.S. Treasury Index Fund, Class Z shares.

(c)Per share data was calculated using average shares outstanding during the period.

(d)The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective April 1, 2001. The effect of the changes for the year ended March 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income to average net assets is $(0.07), $0.07 and (0.63)%, respectively.

(e)Total return at net asset value assuming all distributions reinvested.

(f)Had the Administrator not waived a portion of expenses, total return would have been reduced.

(g)Not annualized.

(h)Annualized.

(i)Rounds to less than 0.01%.

IMPORTANT INFORMATION ABOUT THIS REPORT
--------------------------------------------------------------------------------
                                                            Columbia Index Funds

TRANSFER AGENT
Columbia Funds Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

DISTRIBUTOR
Columbia Funds Distributor, Inc.
One Financial Center
Boston MA 02111

INVESTMENT ADVISOR
Columbia Management Advisors, Inc.
100 Federal Street
Boston MA 02110



The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Index Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the funds and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to their portfolio securities and a copy of the fund's voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

Columbia Funds__________________________________________________________________
                                                            Columbia Index Funds

                                            ------------------------------------
                          Large Growth      Columbia Common Stock*
                                            Columbia Growth*
                                            Columbia Growth Stock
                                            Columbia Large Cap Growth
                                            Columbia Tax-Managed Growth
                                            Columbia Tax-Managed Growth II
                                            Columbia Young Investor
                                            ------------------------------------
                           Large Value      Columbia Disciplined Value
                                            Columbia Growth & Income
                                            Columbia Large Cap Core
                                            Columbia Tax-Managed Value
                                            ------------------------------------
                         Midcap Growth      Columbia Acorn Select
                                            Columbia Mid Cap Growth
                                            Columbia Tax-Managed Aggressive
                                              Growth**
                                            ------------------------------------
                          Midcap Value      Columbia Dividend Income
                                            Columbia Mid Cap
                                            Columbia Strategic Investor
                                            ------------------------------------
                          Small Growth      Columbia Acorn
                                            Columbia Acorn USA
                                            Columbia Small Company Equity
                                            ------------------------------------
                           Small Value      Columbia Small Cap
                                            Columbia Small Cap Value
                                            ------------------------------------
                              Balanced      Columbia Asset Allocation
                                            Columbia Balanced
                                            Columbia Liberty Fund
                                            ------------------------------------
                             Specialty      Columbia Real Estate Equity
                                            Columbia Technology
                                            Columbia Utilities
                                            ------------------------------------
                  Taxable Fixed-Income      Columbia Contrarian Income*
                                            Columbia Corporate Bond*
                                            Columbia Federal Securities
                                            Columbia Fixed Income Securities
                                            Columbia High Yield
                                            Columbia High Yield Opportunities
                                            Columbia Income
                                            Columbia Intermediate Bond
                                            Columbia Intermediate Government
                                              Income
                                            Columbia Quality Plus Bond
                                            Columbia Short Term Bond
                                            Columbia Strategic Income
                                            ------------------------------------
                            Tax Exempt      Columbia High Yield Municipal
                                            Columbia Intermediate Tax-Exempt
                                              Bond
                                            Columbia Managed Municipals
                                            Columbia National Municipal Bond
                                            Columbia Tax-Exempt
                                            Columbia Tax-Exempt Insured

________________________________________________________________________________
                                                            Columbia Index Funds

                                            ------------------------------------
               Single State Tax Exempt      Columbia California Tax-Exempt
                                            Columbia Connecticut Intermediate
                                              Municipal Bond
                                            Columbia Connecticut Tax-Exempt
                                            Columbia Florida Intermediate
                                              Municipal Bond
                                            Columbia Massachusetts Intermediate
                                              Municipal Bond
                                            Columbia Massachusetts Tax-Exempt
                                            Columbia New Jersey Intermediate
                                              Municipal Bond
                                            Columbia New York Intermediate
                                              Municipal Bond
                                            Columbia New York Tax-Exempt
                                            Columbia Oregon Municipal Bond
                                            Columbia Pennsylvania Intermediate
                                              Municipal Bond
                                            Columbia Rhode Island Intermediate
                                              Municipal Bond
                                            ------------------------------------
                          Money Market      Columbia Money Market
                                            Columbia Municipal Money Market
                                            ------------------------------------
                  International/Global      Columbia Acorn International
                                            Columbia Acorn International Select
                                            Columbia Europe**
                                            Columbia Global Equity
                                            Columbia International Equity*
                                            Columbia International Stock
                                            Columbia Newport Asia Pacific**
                                            Columbia Newport Greater China
                                            Columbia Newport Tiger
                                            ------------------------------------
                                 Index      Columbia Large Company Index
                                            Columbia Small Company Index
                                            Columbia U.S. Treasury Index



* The fund will be closed to new investments after the close of business on November 10, 2004. The fund's trustees have approved the merger, which will take effect on or about February 26, 2005, pending shareholder approval.

** The fund will be closed to new investments after the close of business on November 10, 2004. The fund's trustees have approved the liquidation, which will take effect on December 10, 2004.


PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF A MUTUAL FUND CAREFULLY BEFORE INVESTING. CONTACT US AT 800-345-6611 FOR A PROSPECTUS WHICH CONTAINS THIS AND OTHER IMPORTANT INFORMATION ABOUT THE FUND. READ IT CAREFULLY BEFORE YOU INVEST.



For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management Group and Columbia Management refer collectively to the various investment advisory and distributor subsidiaries of Columbia Management Group, including Columbia Management Advisors, Inc., a registered investment advisor, and Columbia Funds Distributor, Inc.

[eDelivery LOGO}

Help your fund reduce printing and postage costs! Elect to get your shareholder reports by electronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

Please note - if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.





Columbia Index Funds  Semiannual Report, September 30, 2004


                                                     PRSRT STD
                                                   U.S. Postage
                                                       PAID
                                                   Holliston, MA
                                                   Permit NO. 20

[LOGO]:
COLUMBIAFUNDS
A MEMBER OF COLUMBIA MANAGEMENT GROUP

[C] 2004 COLUMBIA FUNDS DISTRIBUTOR, INC.
ONE FINANCIAL CENTER, BOSTON, MA 02111-2621
800.345.6611 www.columbiafunds.com



                                                 IF-03/981S-0904 (11/04) 04/3391

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                        Columbia Funds Trust V
            -----------------------------------------------------------------


By (Signature and Title)            /s/ Christopher L. Wilson
                        -----------------------------------------------------
                                    Christopher L. Wilson, President

Date                                November 24, 2004
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)            /s/ Christopher L. Wilson
                        -----------------------------------------------------
                                    Christopher L. Wilson, President

Date                                November 24, 2004
    -------------------------------------------------------------------------


By (Signature and Title)            /s/ J. Kevin Connaughton
                        -----------------------------------------------------
                                    J. Kevin Connaughton, Treasurer

Date                                November 24, 2004
    -------------------------------------------------------------------------